UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2016

MFS® ALABAMA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.6%
Airport Revenue - 3.1%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/2030	$1,000,000	$1,148,740
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	100,000	122,824
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	82,346
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	51,947
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	345,000	369,129

		$1,774,986
General Obligations - General Purpose - 14.3%
Auburn, AL, 4%, 5/01/2045	$1,000,000	$1,119,080
Auburn, AL, “H”, 5.625%, 12/01/2033 (Prerefunded 12/01/2018)	1,000,000	1,119,100
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	145,000	154,683
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	90,000	91,596
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,802
Cullman, AL, Warrants, 5%, 7/01/2029	1,045,000	1,304,066
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	260,000	310,856
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	60,000	72,234
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030	1,000,000	1,258,080
Jasper, AL, Warrants, 5%, 3/01/2032	500,000	603,780
Madison, AL, Refunding Warrants, 5.15%, 2/01/2039	1,000,000	1,100,849
Montgomery County, AL, Unrefunded Balance, Warrants, SYNCORA, 5%, 3/01/2028	95,000	97,623
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	165,000	169,354
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	140,000	144,570
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	115,000	118,035
State of California, 6%, 11/01/2039	550,000	643,093

		$8,327,801
General Obligations - Schools - 7.2%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029	$200,000	$252,094
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2/01/2029	880,000	927,879
Madison County, AL, Board of Education Capital Outlay Tax Anticipation Warrants, ASSD GTY, 5.125%, 9/01/2034 (Prerefunded 9/01/2018)	1,000,000	1,096,460
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	570,000	300,071
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	572,630
Sumter County, AL, School Warrants, 5.2%, 2/01/2039	1,000,000	1,046,450

		$4,195,584
Healthcare Revenue - Hospitals - 21.3%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/2025	$1,500,000	$1,506,045
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 11/15/2039	750,000	762,690
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	500,000	618,635
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/2036	250,000	251,635
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), 5%, 6/01/2031	750,000	909,750
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 6/01/2039 (Prerefunded 6/01/2019)	750,000	860,865
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	300,000	327,024
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	597,165
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 9/01/2036 (Put Date 9/01/2018)	1,000,000	1,086,900
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	435,000	502,434
Health Care Authority for Baptist Health, AL, “D”, 5%, 11/15/2021	875,000	878,150
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2030	500,000	597,690
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2020)	1,000,000	1,159,010

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	$255,000	$303,325
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	265,000	267,380
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/2030 (Prerefunded 2/03/2020)	500,000	578,320
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	370,000	420,413
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	59,181
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	85,000	101,746
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/2025	500,000	546,730

		$12,335,088
Healthcare Revenue - Long Term Care - 1.9%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$269,378
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	750,000	842,040

		$1,111,418
Industrial Revenue - Paper - 1.1%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$250,000	$291,153
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	300,000	337,944

		$629,097
Miscellaneous Revenue - Other - 1.9%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$73,948
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	95,000	107,113
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	300,960
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	593,629

		$1,075,650
Port Revenue - 1.0%
Alabama Port Authority Docks Facility, 6%, 10/01/2040	$500,000	$597,650

Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$325,000	$377,978
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	515,000	708,753

		$1,086,731
Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$190,000	$228,342

Single Family Housing - State - 0.6%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 10/01/2033	$330,000	$345,810

State & Local Agencies - 11.7%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/2029	$1,000,000	$1,114,938
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/2030	280,000	343,549
Alabama Public School & College Authority Rev., “A”, 5%, 5/01/2029 (Prerefunded 5/01/2019)	1,000,000	1,117,440
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025	800,000	991,032
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2027	500,000	633,230
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	571,095
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/2030	385,000	436,359
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/2030	35,000	42,459
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	145,000	169,127
Montgomery County, AL, Public Building Authority Rev., Warrants (Facilities Project), 5%, 3/01/2027	1,050,000	1,305,266
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	5,000	6,095
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	15,000	18,144
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	15,000	18,091

		$6,766,825

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax - Other - 3.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$95,000	$108,202
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	30,000	34,307
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	90,000	95,063
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	215,000	227,722
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	190,000	200,435
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2024	370,000	428,837
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2029	65,000	70,298
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/2025	65,000	70,916
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/2029	400,000	433,364
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/2039	235,000	261,543

		$1,930,687
Tobacco - 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	$140,000	$136,853

Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$110,000	$131,879
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	209,056

		$340,935
Transportation - Special Tax - 1.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2034	$45,000	$47,646
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2036	135,000	142,756
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	125,335
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	205,000	204,231
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	325,000	341,669

		$861,637
Universities - Colleges - 9.7%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/2034	$1,300,000	$1,436,097
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/2039	1,000,000	1,110,670
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	70,000	107,524
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	110,000	121,699
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038	890,000	971,577
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	10,000	9,946
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	50,000	50,020
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	15,000	16,225
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	20,000	23,730
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	615,910
University of South Alabama, University Rev., AMBAC, 5%, 12/01/2029	1,000,000	1,016,720
University of South Alabama, University Rev., BHAC, 5%, 8/01/2038	150,000	162,033

		$5,642,151
Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/2029 (Put Date 8/01/2016)	$70,000	$70,265

Utilities - Municipal Owned - 3.4%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/2037	$1,000,000	$1,135,830
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	265,000	321,787
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	230,000	259,847
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	130,000	149,274
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,543
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	47,042

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	$5,000	$4,770
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	30,000	28,776

		$1,956,869
Utilities - Other - 3.2%
Black Belt Energy Gas District, AL, Gas Supply Rev., 4%, 7/01/2046 (Put Date 6/01/2021)	$750,000	$844,538
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	500,000	696,325
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	295,000	329,792

		$1,870,655
Water & Sewer Utility Revenue - 11.2%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$1,221,110
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 6/01/2039	1,000,000	1,035,440
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	280,000	310,612
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/2034	470,000	516,450
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030	500,000	614,995
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	75,000	88,589
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	10,000	10,386
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,208,290
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	155,000	195,542
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	25,000	30,084
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	143,471
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	53,330
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	52,651
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	300,000	338,505
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	15,000	17,776
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	10,000	11,787
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	20,000	23,448
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	20,000	23,401
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	592,575

		$6,488,442
Total Municipal Bonds		$57,773,476

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	489,877	$489,877
Total Investments		$58,263,353

Other Assets, Less Liabilities - (0.4)%		(237,881)
Net Assets - 100.0%		$58,025,472

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$57,773,476	$—	$57,773,476
Mutual Funds	489,877	—	—	489,877
Total Investments	$489,877	$57,773,476	$—	$58,263,353

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$53,016,311
Gross unrealized appreciation	5,247,558
Gross unrealized depreciation	(516)
Net unrealized appreciation (depreciation)	$5,247,042

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be (an) affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	122,564	4,291,164	(3,923,851)	489,877

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$767	$489,877

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

Alabama	79.3%
Puerto Rico	4.0%
New York	2.5%
Guam	2.4%
California	2.2%
Virgin Islands	2.2%
Massachusetts	1.2%
Texas	1.0%
Florida	0.9%
Illinois	0.9%
Colorado	0.7%
New Hampshire	0.7%
Tennessee	0.6%
Virginia	0.6%
Kentucky	0.5%
New Jersey	0.4%
Indiana	0.3%
Michigan	0.3%
South Dakota	0.2%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

6

QUARTERLY REPORT

June 30, 2016

MFS® ARKANSAS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.6%
Airport Revenue - 1.2%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$276,447
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	184,701
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	1,030,000	1,102,038
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	127,662
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	111,277
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	92,922
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	144,685

		$2,039,732
General Obligations - General Purpose - 3.7%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 6/01/2017	$1,840,000	$1,828,408
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	475,000	506,721
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	265,000	269,698
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	62,405
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	515,000	615,734
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	255,000	271,065
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	65,000	78,254
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	750,000	769,793
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	610,000	629,910
State of California, 6%, 11/01/2039	1,160,000	1,356,342

		$6,388,330
General Obligations - Schools - 6.2%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$2,340,020
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/2024	3,185,000	3,307,782
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,539
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	626,269
Pulaski County, AR, North Little Rock School District, “B”, 5%, 2/01/2022	1,635,000	1,891,809
Springdale, AR, School District No. 050, “A”, 4.625%, 6/01/2037	2,000,000	2,066,620

		$10,518,039
Healthcare Revenue - Hospitals - 11.6%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	$1,000,000	$1,240,860
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,959,569
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	588,897
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	485,108
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	510,000	606,650
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,128,410
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/2032	1,085,000	1,187,131
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,415,396
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/2025	510,000	591,585
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	545,000	635,339
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	395,000	462,004
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	470,000	474,221
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	355,000	403,369
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	490,000	556,317
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 3/01/2020	1,000,000	1,090,550
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	867,638

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/2034	$750,000	$834,120
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/2039	1,925,000	2,137,154
Springdale, AR, Public Facilities Board Hospital Rev. (Children’s Northwest Project), 5%, 3/01/2040	1,820,000	2,231,793

		$19,896,111
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$125,017

Miscellaneous Revenue - Entertainment & Tourism - 1.8%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,525,000	$3,103,907

Miscellaneous Revenue - Other - 1.1%
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	$1,615,000	$1,936,789

Sales & Excise Tax Revenue - 11.2%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/2025	$425,000	$444,478
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	1,310,000	1,400,036
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	850,318
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,570,907
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	883,888
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,328,043
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	994,594
Crawford County, AR, Sales & Use Tax, AGM, 4%, 9/01/2021	560,000	638,652
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	468,700
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,458,628
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,429,546
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,385,760
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	450,000	314,492
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	4,635,000	443,060
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/2023	1,000,000	1,180,040
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,201,170
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	2,076,422

		$19,068,734
Single Family Housing - State - 0.3%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$500,000	$500,760

State & Local Agencies - 2.8%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$3,058,240
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/2034	500,000	562,295
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	1,315,000	1,091,792

		$4,712,327
Tax - Other - 6.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$490,000	$558,095
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	65,000	74,333
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,632,880
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2023	810,000	844,012
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2024	1,685,000	1,759,073
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	135,000	134,549
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	750,000	794,378
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	590,000	622,403
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2024	1,155,000	1,338,668
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2029	135,000	146,003
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2039	150,000	160,379

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/2025	$135,000	$147,288
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/2029	940,000	1,018,405
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/2039	505,000	562,040

		$11,792,506
Tobacco - 2.1%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2027	$2,470,000	$1,939,470
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2028	500,000	381,340
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	440,000	447,317
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	740,000	723,365

		$3,491,492
Toll Roads - 0.4%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$180,000	$224,379
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	292,857
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	225,355

		$742,591
Transportation - Special Tax - 1.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2033	$80,000	$84,919
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2034	195,000	206,466
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2036	400,000	422,980
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	45,000	47,762
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	19,999
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	150,000	152,717
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	755,000	752,169
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	75,000	76,644
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	95,000	97,250
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	345,000	364,820
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 11/15/2037	490,000	518,371

		$2,744,097
Universities - Colleges - 22.7%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,844,825
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 3/01/2032	2,595,000	2,713,903
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	627,780
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	210,000	322,571
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2017)	1,070,000	1,093,658
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A-2”, 5%, 10/01/2046	620,000	958,148
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/2048 (Prerefunded 7/01/2018)	1,605,000	1,751,665
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	78,706
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	128,927
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	60,000	43,696
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	21,901
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,108,320
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,227,600
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 4/01/2041	1,000,000	1,174,060
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	50,000	54,083
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	60,000	71,191

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	$605,000	$711,190
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/2029	200,000	234,294
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,514,280
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/2022	505,000	619,196
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 11/01/2023	520,000	650,614
University of Arkansas Facilities Rev. (UAMS Campus) , 5%, 10/01/2025	780,000	978,658
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2033 (Prerefunded 11/01/2018)	1,000,000	1,100,920
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,569,511
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,185,780
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2038 (Prerefunded 11/01/2018)	1,000,000	1,100,920
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2046	1,540,000	1,931,807
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/2028	860,000	951,667
University of Arkansas Rev. (Student Fee - Phillps), 5.1%, 12/01/2034 (Prerefunded 12/01/2016)	750,000	764,303
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2023	250,000	283,620
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2024	250,000	282,225
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2025	500,000	561,425
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2026	305,000	342,457
University of Arkansas Rev. (Student Fee-UALR Campus), 5%, 10/01/2029	600,000	757,542
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,220,620
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/2035	600,000	632,946
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2017	725,000	752,557
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2019	320,000	354,758
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 11/01/2036 (Prerefunded 11/01/2016)	2,500,000	2,537,425
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	2,108,379
University of Puerto Rico Rev., “Q”, 5%, 6/01/2036	1,145,000	446,367

		$38,814,495
Universities - Dormitories - 0.3%
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 12/01/2026	$500,000	$501,370

Utilities - Municipal Owned - 9.2%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,253,020
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/2031 (Prerefunded 3/01/2017)	1,500,000	1,543,875
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,341,672
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,222,960
Benton, AR, Public Utility Rev., AMBAC, 5%, 9/01/2036 (Prerefunded 3/01/2017)	1,500,000	1,543,875
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,369,830
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,379,520
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	450,000	513,149
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	790,000	892,518
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	245,000	281,324
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,146,007
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,201,104
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	20,770

		$15,709,624
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$353,625
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	184,295

		$537,920
Water & Sewer Utility Revenue - 16.1%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,213,502
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2022	1,500,000	1,794,763
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	948,014

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	$1,500,000	$1,788,705
Central Arkansas Water Rev., 5%, 10/01/2022	1,215,000	1,489,845
Central Arkansas Water Rev., 5%, 10/01/2023	1,275,000	1,601,732
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	250,000	295,298
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	36,350
Conway, AR, Water Rev., 4%, 12/01/2022	400,000	453,260
Conway, AR, Water Rev., 4%, 12/01/2023	500,000	563,790
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	460,000	580,318
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,794,780
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	526,121
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 10/01/2032	2,000,000	2,179,260
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	102,285
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	395,000	472,258
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	140,000	165,914
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	140,000	163,804
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2020	500,000	580,130
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	769,464
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/2037	1,260,000	1,361,392
Little Rock, AR, Sewer Rev., 5.5%, 10/01/2030	750,000	823,875
Little Rock, AR, Sewer Rev., 5.75%, 10/01/2038	1,000,000	1,105,830
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 6/01/2033 (Prerefunded 6/01/2017)	750,000	775,575
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 10/01/2037 (Prerefunded 10/01/2017)	3,000,000	3,161,940
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	50,000	59,255
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	30,000	35,362
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	75,000	87,929
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	65,000	76,052
Rogers, AR, Sewer Rev., AMBAC, 5%, 2/01/2037	1,000,000	1,023,540
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/2038	1,325,000	1,499,291

		$27,529,634
Total Municipal Bonds		$170,153,475

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	353,441	$353,441
Total Investments		$170,506,916

Other Assets, Less Liabilities - 0.2%		395,857
Net Assets - 100.0%		$170,902,773

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$170,153,475	$—	$170,153,475
Mutual Funds	353,441	—	—	353,441
Total Investments	$353,441	$170,153,475	$—	$170,506,916

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$157,276,054
Gross unrealized appreciation	13,972,323
Gross unrealized depreciation	(741,461)
Net unrealized appreciation (depreciation)	$13,230,862

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	810,312	9,193,147	(9,650,018)	353,441

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,615	$353,441

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

Arkansas	74.5%
Guam	5.2%
Puerto Rico	4.5%
New York	4.0%
Virgin Islands	2.0%
California	1.9%
Massachusetts	1.5%
Kentucky	1.3%
Texas	1.0%
Indiana	0.8%
New Jersey	0.7%
Pennsylvania	0.6%
New Hampshire	0.6%
Illinois	0.5%
Colorado	0.5%
Michigan	0.4%
Tennessee	0.3%
Florida	0.3%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

7

QUARTERLY REPORT

June 30, 2016

MFS® CALIFORNIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.0%
Airport Revenue - 4.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	$780,000	$912,531
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,459,900
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	1,310,000	1,461,737
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,747,695
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	993,863
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	2,000,000	2,383,700
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 3/01/2023	2,345,000	2,421,752
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	2,560,000	2,975,232

		$16,356,410
General Obligations - General Purpose - 6.3%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$820,000	$874,760
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	101,626
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	815,000	866,345
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	114,371
Marin County, CA, Healthcare District (Election of 2013), “A”, 5%, 8/01/2029	500,000	637,880
Marin County, CA, Healthcare District (Election of 2013), “A”, 5%, 8/01/2030	500,000	634,030
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2016	325,000	325,026
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	470,000	482,403
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	470,000	485,341
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	400,000	410,556
State of California, 5%, 8/01/2034	2,200,000	2,389,816
State of California, 5.25%, 4/01/2035	2,545,000	3,090,979
State of California, 6%, 11/01/2039	3,000,000	3,507,780
State of California, 5.5%, 3/01/2040	3,670,000	4,270,742
State of California, 5.25%, 11/01/2040	2,775,000	3,270,310

		$21,461,965
General Obligations - Schools - 11.0%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$3,292,433
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/2030	1,090,000	1,094,284
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	3,014,029
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,332,865
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	870,000	660,095
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	964,781
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	303,155
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,047,874
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,000,000	2,841,000
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	4,145,000	3,639,559
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,417,973
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	1,044,298
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	1,032,802
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2023	600,000	747,672
San Diego, CA, Community College District (Election of 2002), Capital Appreciation, 0%, 8/01/2033	2,000,000	2,362,700
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	587,514
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	2,350,000	2,291,368
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,482,593
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,033,056
West Contra Costa, CA, Unified School District, “A”, 5%, 8/01/2035	2,500,000	3,085,175

		$37,275,226

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - 12.0%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	$1,720,000	$1,944,426
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/2029	1,500,000	1,719,885
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 11/01/2029	2,000,000	2,365,360
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	904,688
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/2039	1,000,000	1,149,200
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2033 (Prerefunded 10/01/2018)	1,500,000	1,697,535
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	30,000	33,914
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	205,000	242,523
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	165,000	194,773
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	415,000	480,773
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	85,000	100,128
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	315,000	365,684
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033	1,250,000	1,555,400
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2030	2,000,000	2,549,040
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/2033 (Prerefunded 8/15/2018)	2,000,000	2,237,900
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,101,590
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 7/01/2039	1,000,000	1,118,570
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,910,964
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,156,460
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	2,014,485
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	470,605
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,982,429
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/2036	3,000,000	3,413,070
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039	1,805,000	2,025,589
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,254,800
Santa Clara County, CA, Financing Authority Insured Rev. (El Camino Hospital), “B”, AMBAC, 5.125%, 2/01/2041 (Prerefunded 8/01/2017)	2,550,000	2,677,577
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/2039	1,000,000	1,140,540
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	2,000,000	2,034,020

		$40,841,928
Healthcare Revenue - Long Term Care - 3.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$994,925
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,412,900
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	851,634
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,213,900
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,584,629
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,500,000	1,733,100
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	2,019,942
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	833,520
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034	1,090,000	1,256,890

		$11,901,440
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/2018 (n)	$320,000	$319,990

Miscellaneous Revenue - Other - 2.2%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2030	$1,130,000	$1,410,873
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	830,000	1,022,651

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	$830,000	$1,016,858
California Infrastructure & Economic Development Bank Rev. (The Walt Disney Family Museum), 4%, 2/01/2035	1,000,000	1,132,610
California Infrastructure & Economic Development Bank Rev. (The Walt Disney Family Museum), 5.25%, 2/01/2033	1,340,000	1,438,061
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,600,305

		$7,621,358
Port Revenue - 1.5%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	$2,530,000	$3,101,401
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	1,690,000	2,104,591

		$5,205,992
Secondary Schools - 2.9%
California Municipal Finance Authority Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	$750,000	$852,945
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	895,109
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	500,000	577,280
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	479,499
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	477,013
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,000,000	1,052,280
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,417,009
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	594,501
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	523,947
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	1,300,000	1,472,588
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,446,225

		$9,788,396
Single Family Housing - State - 2.6%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	$1,760,000	$1,795,024
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	2,000,000	2,039,160
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/2026	1,500,000	1,502,895
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	3,240,000	3,413,761
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/2038	20,000	20,306

		$8,771,146
State & Agency - Other - 0.2%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/2018	$670,000	$701,704

State & Local Agencies - 5.9%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/2019	$300,000	$324,234
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,578,726
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 4/01/2026	2,000,000	2,292,040
California Public Works Board Lease Rev., Department of General Services, 6.25%, 4/01/2034	1,500,000	1,741,110
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	1,565,000	1,571,166
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	2,360,000	1,959,414
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/2022	3,000,000	3,193,350
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	2,000,000	2,518,640
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,242,790
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	681,417
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	624,780
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040	1,000,000	1,148,510

		$19,876,177

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax - Other - 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$445,000	$506,842
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	145,000	165,819
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	375,000	373,748
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	575,000	607,350
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,930,000	2,044,198
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,145,000	1,207,883

		$4,905,840
Tax Assessment - 12.5%
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2027	$2,000,000	$2,509,220
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/2027	3,350,000	3,390,669
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/2024 (Prerefunded 12/01/2016)	1,750,000	1,787,205
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,166,280
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/2037	1,000,000	1,125,630
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	1,000,000	1,146,870
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,184,980
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2022	340,000	408,530
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2023	340,000	414,225
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	1,010,276
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	804,804
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,664,199
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,172,270
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation (Successor Agency to The), AGM, 5%, 9/01/2032	2,625,000	3,206,884
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	2,215,000	2,758,871
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,367,009
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2032	3,000,000	3,396,060
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,684,326
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/2025	2,360,000	2,378,762
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.375%, 8/01/2032	1,000,000	1,173,560
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.5%, 8/01/2039	1,000,000	1,177,370
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	888,900
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,368,213
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “C”, NATL, 5%, 8/01/2041	1,750,000	2,189,233
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2022	1,360,000	1,663,389
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,250,660

		$42,288,395
Tobacco - 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$1,080,421
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,225,831
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/2047	1,915,000	1,957,819
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,800,000	2,170,692
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	1,505,000	1,471,168

		$7,905,931

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Toll Roads - 0.6%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	$1,680,000	$2,016,638

Transportation - Special Tax - 1.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2033	$150,000	$159,224
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2034	2,255,000	2,387,594
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	95,000	100,831
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	415,000	416,112
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	55,000	54,998
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,395,000	1,389,769
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	200,000	203,622
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	650,000	687,343

		$5,399,493
Universities - Colleges - 11.0%
California Educational Facilities Authority Rev., 5%, 2/01/2017	$545,000	$556,145
California Educational Facilities Authority Rev., 5%, 2/01/2026 (Prerefunded 2/01/2017)	325,000	333,564
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/2033	1,500,000	1,633,995
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2025	800,000	814,480
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2036	1,150,000	1,170,355
California Educational Facilities Authority Rev. (Pepperdine University), 5%, 10/01/2041	2,000,000	2,509,020
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040	3,000,000	3,547,140
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2031	1,060,000	1,337,444
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2032	1,000,000	1,258,040
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,222,900
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,221,930
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	610,965
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	1,760,000	2,199,173
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/2029	1,265,000	1,442,593
California Educational Facilities Authority Rev., ETM, 5%, 2/01/2017	140,000	143,639
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	1,655,000	1,917,731
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	2,000,000	2,157,520
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030	1,500,000	1,755,240
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	1,500,000	1,752,630
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,674,660
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,573,949
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,555,361
California State University Rev., “A”, 5%, 11/01/2030	2,320,000	2,956,098

		$37,344,572
Universities - Dormitories - 2.1%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$225,000	$261,128
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	2,000,000	2,061,840
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,270,000	1,365,263
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,000,000	2,201,460
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,235,280

		$7,124,971
Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$350,000	$362,037

Utilities - Investor Owned - 0.7%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$2,268,080

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Municipal Owned - 3.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$230,000	$277,580
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	260,000	312,268
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2025	1,015,000	1,170,650
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026	1,245,000	1,435,921
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,320,957
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	36,348
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/2025	2,130,000	2,551,719
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/2029	2,000,000	2,232,560
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,512,356

		$11,850,359
Utilities - Other - 2.2%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$2,728,338
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,627,646
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,131,110

		$7,487,094
Water & Sewer Utility Revenue - 7.0%
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/2024	$3,500,000	$4,434,780
California Semitropic Water Storage Improvement Rev., “A”, ASSD GTY, 5%, 12/01/2027	460,000	587,691
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	525,000	595,261
Hollister, CA, Joint Powers Financing Authority Wastewater Rev., AGM, 5%, 6/01/2035	3,630,000	4,545,994
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	2,560,000	3,064,013
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	2,032,570
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	505,761
San Diego County, CA, Water Authority Rev., “B”, 5%, 5/01/2036	2,000,000	2,529,200
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/2028 (Prerefunded 5/15/2019)	350,000	393,243
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	2,064,380
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	2,124,082
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	1,021,929

		$23,898,904
Total Municipal Bonds		$332,974,046

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	3,626,952	$3,626,952
Total Investments		$336,600,998

Other Assets, Less Liabilities - 0.9%		3,201,718
Net Assets - 100.0%		$339,802,716

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $319,990, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

6

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$332,974,046	$—	$332,974,046
Mutual Funds	3,626,952	—	—	3,626,952
Total Investments	$3,626,952	$332,974,046	$—	$336,600,998

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$300,063,509
Gross unrealized appreciation	36,550,571
Gross unrealized depreciation	(13,082)
Net unrealized appreciation (depreciation)	$36,537,489

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,266,627	21,546,702	(26,186,377)	3,626,952

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,193	$3,626,952

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

California	91.5%
Puerto Rico	4.1%
Illinois	0.9%
Guam	0.8%
Ohio	0.7%
Pennsylvania	0.6%
New Jersey	0.4%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

9

QUARTERLY REPORT

June 30, 2016

MFS® GEORGIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.1%
Airport Revenue - 2.9%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$1,215,040
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	88,228
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	63,491
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	395,000	422,626
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	42,554
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	35,140
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	29,038
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	46,299

		$1,942,416
General Obligations - General Purpose - 8.7%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, “A”, 5%, 12/01/2032	$500,000	$618,310
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	1,000,000	1,261,180
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	165,000	176,019
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	100,000	101,773
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	221,186
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	100,000	106,300
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	30,098
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	571,654
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2/15/2033	500,000	558,555
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 7/01/2038	500,000	540,400
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	185,000	189,882
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	160,000	165,222
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	130,000	133,431
State of California, 6%, 11/01/2039	420,000	491,089
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	602,895

		$5,767,994
General Obligations - Schools - 6.0%
Cherokee County, GA, School System, “A”, 5%, 8/01/2021	$500,000	$597,425
Gwinnett County, GA, School District, 5%, 2/01/2021	1,000,000	1,185,350
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,277,870
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029	500,000	586,385
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	347,450

		$3,994,480
Healthcare Revenue - Hospitals - 17.1%
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project) , 5%, 7/01/2039	$500,000	$593,945
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032	1,000,000	1,161,810
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/2034	500,000	588,340
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	582,100
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	500,000	578,625
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 11/15/2039	750,000	850,965
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	404,257
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/2037	700,000	772,058
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/2038	300,000	332,721
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	675,000	743,945
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	620,960
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	75,000	81,653
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	200,000	237,902
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	51,736

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	$65,000	$74,001
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	200,000	233,152
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	135,000	157,900
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	45,000	52,742
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	130,000	147,713
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	180,000	204,361
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	65,099
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	408,314
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/2036	750,000	827,325
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 11/01/2030	500,000	575,350
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 11/01/2040	500,000	580,350
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	385,000	443,982

		$11,371,306
Healthcare Revenue - Long Term Care - 2.6%
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	$500,000	$609,835
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), “A-2”, 6.625%, 11/15/2039	200,000	236,874
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	200,000	203,558
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 12/01/2021	225,000	209,513
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/2021	500,000	465,585

		$1,725,365
Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 7/01/2016	$500,000	$500,065

Industrial Revenue - Paper - 1.0%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	$150,000	$152,427
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 3/01/2017	500,000	514,700

		$667,127
Miscellaneous Revenue - Other - 2.3%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$285,000	$328,212
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	607,140
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	75,000	85,325
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	110,000	124,025
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	346,716

		$1,491,418
Multi-Family Housing Revenue - 0.8%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040	$500,000	$539,405

Sales & Excise Tax Revenue - 1.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$265,000	$314,592
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	170,000	195,594
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 7/01/2037 (Prerefunded 7/01/2017)	250,000	261,033
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	165,000	115,314

		$886,533

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$75,000	$83,326

Single Family Housing - State - 1.7%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/2026	$300,000	$300,579
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	745,000	795,928

		$1,096,507
State & Agency - Other - 3.6%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center) , 5%, 7/01/2028	$500,000	$640,600
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040	500,000	566,075
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/2032	1,000,000	1,161,530

		$2,368,205
State & Local Agencies - 3.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	$460,000	$381,920
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/2038	1,000,000	1,117,360
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	395,000	497,431
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	115,000	134,135
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	5,000	6,095
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	15,000	18,144
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	20,000	24,122

		$2,179,207
Tax - Other - 2.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$75,000	$85,423
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	25,000	28,590
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	65,000	64,783
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	105,000	110,907
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	145,000	153,580
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	220,000	232,082
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2029	50,000	54,075
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	140,000	157,877
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/2025	50,000	54,551
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	135,000	155,477
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/2029	190,000	205,848
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/2039	180,000	200,331

		$1,503,524
Tax Assessment - 0.8%
Atlanta, GA, Georgia Tax Allocation (Eastside Project), 5%, 1/01/2030	$410,000	$508,753

Tobacco - 1.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$235,000	$283,396
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	90,000	88,335
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	500,000	488,760

		$860,491
Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$101,863
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	75,118
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	120,000	143,868
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	220,670

		$541,519

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Transportation - Special Tax - 1.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2033	$30,000	$31,845
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2034	20,000	21,176
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	15,000	15,921
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	185,000	200,583
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	70,000	70,188
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	25,000	25,453
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	560,000	557,900
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	130,000	137,469

		$1,070,535
Universities - Colleges - 17.5%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/2035	$500,000	$559,060
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/2024	250,000	270,895
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/2031	250,000	270,895
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 6/01/2034	500,000	544,960
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC Project), 5%, 7/01/2032	500,000	522,065
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC Project), 5%, 7/01/2039	500,000	522,065
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/2038	500,000	538,355
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	80,000	122,884
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 7/15/2039	1,000,000	1,093,260
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	850,995
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/2034	500,000	556,415
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/2034	500,000	569,310
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/2032	500,000	518,565
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	618,175
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	50,000	55,150
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	250,000	275,748
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	100,000	105,924
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	100,000	105,537
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	275,000	288,621
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	77,009
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024 (Prerefunded 6/01/2019)	190,000	213,304
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024	310,000	346,930
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	407,099
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	350,000	415,177
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	60,000	60,023
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	23,149
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	41,441
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	53,734
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	20,000	21,633
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	20,000	23,730
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	398,821
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/2039	500,000	538,350
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	573,895

		$11,583,174

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Dormitories - 0.7%
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	$400,000	$466,196

Utilities - Investor Owned - 0.2%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/2029 (Put Date 8/01/2016)	$160,000	$160,606

Utilities - Municipal Owned - 4.2%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/2020	$710,000	$776,669
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2025	500,000	605,060
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2026	500,000	602,080
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	160,000	182,453
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	60,344
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	260,000	293,740
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	60,000	72,062
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	100,000	114,826
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	65,000	67,519
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	5,193

		$2,779,946
Utilities - Other - 2.9%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	$910,000	$1,071,061
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 3/15/2019	250,000	271,188
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	225,000	251,537
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2020	250,000	287,640
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	40,000	45,699

		$1,927,125
Water & Sewer Utility Revenue - 13.6%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev, 5.625%, 1/01/2033 (Prerefunded 1/01/2019)	$500,000	$560,990
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	460,017
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	923,976
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	85,000	100,401
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	443,681
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	189,384
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	180,000	227,081
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	1,000,000	1,193,320
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/2025	1,000,000	1,321,810
Forsyth County, GA, Water & Sewer Authority Rev., 5%, 1/01/2026	500,000	612,900
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	585,915
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	36,101
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	60,000	68,030
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	149,449
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	53,330
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	52,651
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,326,990
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	15,000	17,776
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	10,000	11,787
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	20,000	23,448
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	20,000	23,401
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	624,315

		$9,006,753
Total Municipal Bonds		$65,021,976

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	1,067,478	$1,067,478
Total Investments		$66,089,454

Other Assets, Less Liabilities - 0.3%		225,953
Net Assets - 100.0%		$66,315,407

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$65,021,976	$—	$65,021,976
Mutual Funds	1,067,478	—	—	1,067,478
Total Investments	$1,067,478	$65,021,976	$—	$66,089,454

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$59,966,971
Gross unrealized appreciation	6,132,551
Gross unrealized depreciation	(10,068)
Net unrealized appreciation (depreciation)	$6,122,483

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	647,716	3,575,748	(3,155,986)	1,067,478

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$787	$1,067,478

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

Georgia	76.3%
Puerto Rico	4.3%
California	2.9%
Guam	2.5%
New Jersey	1.5%
Florida	1.3%
New York	1.3%
Virgin Islands	1.3%
Texas	1.1%
Illinois	0.9%
Tennessee	0.8%
Wisconsin	0.7%
Kentucky	0.6%
Michigan	0.6%
North Carolina	0.6%
Pennsylvania	0.6%
Virginia	0.6%
Colorado	0.5%
New Hampshire	0.5%
Indiana	0.3%
Louisiana	0.2%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

8

QUARTERLY REPORT

June 30, 2016

MFS® MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.1%
Airport Revenue - 1.0%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/2039	$750,000	$861,158

General Obligations - General Purpose - 14.4%
Baltimore County, MD, Metropolitan District, “C”, 4%, 9/01/2017	$1,000,000	$1,040,110
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	2,000,000	2,428,618
Baltimore, MD, Consolidated Public Improvement, “B”, 5%, 10/15/2022	500,000	615,035
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	70,000	83,692
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	80,000	96,312
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026	1,000,000	1,290,160
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2030	1,500,000	1,777,320
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	115,000	115,498
State of California, 6%, 11/01/2039	720,000	841,864
State of Maryland, 5%, 8/01/2020 (Prerefunded 8/01/2017)	3,500,000	3,666,460
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	500,000	598,385

		$12,553,454
Healthcare Revenue - Hospitals - 21.1%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$590,000	$681,462
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	345,000	410,381
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	370,000	431,331
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	575,000	672,537
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	640,000	645,747
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/2040	1,000,000	1,088,230
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,177,500
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037	1,000,000	1,149,370
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2029	750,000	772,155
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/2026	250,000	291,198
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health Issue), 5%, 7/01/2028	750,000	929,303
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,349,770
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 8/15/2041	505,000	588,350
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	737,394
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/2042 (Prerefunded 7/01/2017)	750,000	783,360
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	608,085
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 7/01/2016	410,000	410,062
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 7/01/2031	645,000	690,240
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 1/01/2038 (Prerefunded 1/01/2018)	500,000	538,545
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,197,540
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 10.774%, 8/26/2022 (p)	850,000	1,019,184
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040	1,000,000	1,153,900
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	480,000	545,400
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	415,000	472,718

		$18,343,762
Healthcare Revenue - Long Term Care - 2.6%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/2036	$400,000	$404,552
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041	750,000	893,730
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 1/01/2037	300,000	302,937

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030	$55,000	$67,392
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	85,000	103,995
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	439,608

		$2,212,214
Healthcare Revenue - Other - 0.8%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2019	$90,000	$92,757
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	565,000	577,520

		$670,277
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$125,017

Miscellaneous Revenue - Other - 2.7%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$105,000	$119,454
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	160,000	180,400
Maryland Economic Development Corp. Private Activity Rev. (Purple Line Light Rail Project), “D”, 5%, 3/31/2036	500,000	612,390
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	750,000	916,418
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	503,298

		$2,331,960
Multi-Family Housing Revenue - 1.9%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$568,125
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 7/01/2016	20,000	20,002
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/2037	1,000,000	1,089,040

		$1,677,167
Parking - 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/2034	$1,385,000	$1,387,853

Port Revenue - 0.7%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 6/01/2035	$550,000	$610,896

Sales & Excise Tax Revenue - 1.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$435,000	$505,909
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	260,000	299,143
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2016	80,000	81,241
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	5,000	5,710
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	230,000	160,740

		$1,052,743
Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$265,000	$318,477

Single Family Housing - State - 1.8%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/2034	$1,500,000	$1,561,860

State & Agency - Other - 6.2%
Howard County, MD, COP, “A”, 8%, 8/15/2019	$805,000	$978,212
Howard County, MD, COP, “B”, 8%, 8/15/2019	385,000	467,840
Howard County, MD, COP, “B”, 8.15%, 2/15/2021	450,000	593,802
Howard County, MD, COP, “C”, 8%, 8/15/2019	680,000	826,316
Maryland St. Stad Auth Rev. Baltimore City Pub Schs, 5%, 5/01/2033	750,000	946,163
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2032	1,265,000	1,602,300

		$5,414,633

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - 3.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	$665,000	$552,123
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	370,000	415,717
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	180,000	209,950
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 6/15/2020	1,690,000	1,696,895

		$2,874,685
Tax - Other - 2.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$325,000	$370,165
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	45,000	51,461
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	635,000	669,874
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	210,000	236,815
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	210,000	241,853
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/2029	520,000	563,373
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/2039	285,000	317,191

		$2,450,732
Tax Assessment - 4.4%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$350,000	$371,525
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	300,000	318,465
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	400,000	426,720
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/2036	233,000	233,263
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/2040	1,500,000	1,694,190
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	254,141
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	485,000	485,592

		$3,783,896
Tobacco - 1.5%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$215,000	$259,277
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	165,000	161,948
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	930,000	909,094

		$1,330,319
Toll Roads - 0.1%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$85,000	$105,957

Transportation - Special Tax - 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2033	$1,365,000	$1,448,934
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	690,000	687,413
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	345,000	362,695
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 5/01/2017	500,000	518,635
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032	485,000	539,917

		$3,557,594
Universities - Colleges - 8.3%
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	$105,000	$161,285
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2034	500,000	588,785
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/2037	1,500,000	1,793,655
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/2030	750,000	752,535
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,094,730
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	178,512
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	520,872
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	480,000	503,774
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	27,779
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	124,323

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	$85,000	$83,043
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	25,000	27,042
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	25,000	29,663
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,232,300
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	110,000	125,622

		$7,243,920
Universities - Dormitories - 3.5%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/2031	$500,000	$573,285
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	928,673
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	562,805
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	334,206
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	614,430

		$3,013,399
Utilities - Investor Owned - 1.2%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	$750,000	$769,035
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/2029 (Put Date 8/01/2016)	275,000	276,042

		$1,045,077
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	$460,000	$558,573
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	185,000	212,428

		$771,001
Utilities - Other - 1.5%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$400,000	$447,176
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	195,000	229,856
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	100,000	118,900
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	140,000	169,828
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	235,000	272,678
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	55,000	62,836

		$1,301,274
Water & Sewer Utility Revenue - 9.0%
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/2042	$1,320,000	$1,587,485
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.262%, 7/01/2020 (p)	2,200,000	2,568,016
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 7/01/2020	1,150,000	1,246,186
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	235,000	296,467
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	24,067
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	125,537
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	205,000	242,946
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	205,000	239,856
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	25,000	29,627
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	15,000	17,681
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	35,000	41,034
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	30,000	35,101
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	67,985
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/2032	1,125,000	1,287,079

		$7,809,067
Total Municipal Bonds		$84,408,392

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	415,900	$415,900
Total Investments		$84,824,292

Other Assets, Less Liabilities - 2.4%		2,101,775
Net Assets - 100.0%		$86,926,067

(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$84,408,392	$—	$84,408,392
Mutual Funds	415,900	—	—	415,900
Total Investments	$415,900	$84,408,392	$—	$84,824,292

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$77,258,145
Gross unrealized appreciation	7,575,294
Gross unrealized depreciation	(9,147)
Net unrealized appreciation (depreciation)	$7,566,147

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	120,151	2,932,140	(2,636,391)	415,900

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$732	$415,900

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

Maryland	74.2%
Puerto Rico	4.3%
Guam	2.5%
Kentucky	2.0%
New Jersey	1.8%
Virgin Islands	1.6%
Washington DC	1.6%
California	1.4%
Tennessee	1.4%
Indiana	1.1%
Texas	1.1%
New York	1.0%
Florida	0.8%
Illinois	0.8%
Colorado	0.6%
New Hampshire	0.6%
Pennsylvania	0.6%
Michigan	0.5%
Washington	0.5%
Virginia	0.2%
Mississippi	0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

7

QUARTERLY REPORT

June 30, 2016

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.5%
General Obligations - General Purpose - 9.5%
Boston, MA, “B”, 4%, 4/01/2021	$1,870,000	$2,137,709
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,269,730
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	3,037,058
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 8/01/2032 (Prerefunded 8/01/2017)	4,815,000	5,045,590
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 12/01/2019	4,000,000	4,635,040
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	640,000	682,739
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	365,000	371,471
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	818,986
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	395,000	419,885
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	90,293
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	1,005,000	1,031,522
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	825,000	851,928
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	510,000	523,459
State of California, 6%, 11/01/2039	1,555,000	1,818,199

		$22,733,609
General Obligations - Schools - 0.5%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	$3,375,000	$1,255,601

Healthcare Revenue - Hospitals - 17.4%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$1,315,000	$1,518,851
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	270,177
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	392,772
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	745,000	868,491
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	520,000	608,208
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	1,180,000	1,190,596
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,355,860
Massachusetts Development Finance Agency Rev. (Caregroup), “I”, 5%, 7/01/2036	1,000,000	1,212,160
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/2032	1,000,000	1,246,970
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2036	1,690,000	2,078,903
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,468,080
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,197,930
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/2032 (Prerefunded 7/01/2017)	1,050,000	1,095,906
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/2032	950,000	989,824
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2041	1,500,000	1,849,485
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,000,000	2,404,760
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	1,000,000	1,232,760
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2046	2,000,000	2,412,560
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/2036	500,000	567,375
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), “E-1”, 5.125%, 7/01/2038	2,000,000	2,176,540
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/2039	1,500,000	1,696,350
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/2039	1,000,000	1,137,430
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/2037	2,000,000	2,188,220
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 8/15/2037 (Prerefunded 8/15/2017)	1,550,000	1,631,406
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/2039	2,000,000	2,230,420
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2034	1,375,000	1,540,358
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,095,590
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	430,000	503,982
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	655,000	743,648
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	30,000	32,433

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	$165,000	$194,556
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	468,687

		$41,601,288
Healthcare Revenue - Long Term Care - 1.9%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,197,750
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	517,840
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	596,164
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	352,582	359,140
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	18,820	17,926
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	531
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033	500,000	582,240
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	1,000,000	1,107,550
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	20,000	23,692
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	130,000	157,074

		$4,559,907
Human Services - 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/2035	$1,200,000	$1,201,776

Industrial Revenue - Environmental Services - 0.6%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	$1,535,000	$1,565,854

Miscellaneous Revenue - Other - 8.4%
Martha’s Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/2031	$400,000	$491,020
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/2020 (Prerefunded 9/01/2018)	1,205,000	1,330,127
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/2037	2,000,000	2,346,540
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5%, 1/01/2040	1,250,000	1,528,138
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/2034	1,500,000	1,633,380
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030	3,500,000	4,036,830
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040	1,700,000	1,949,237
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/2024	2,000,000	2,070,440
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,434,970
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,313,179

		$20,133,861
Multi-Family Housing Revenue - 4.2%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,150,000	$1,152,450
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,425,000	2,438,944
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,107,890
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,680,000	1,781,892
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/2030	685,000	735,279
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,574,611
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,309,619

		$10,100,685
Parking - 1.5%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$3,549,030

Sales & Excise Tax Revenue - 5.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$985,000	$1,145,565
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	2,028,156
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,563,656
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,816,640
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 7/01/2034	4,000,000	1,758,400

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/2032 (Prerefunded 8/15/2017)	$2,000,000	$2,092,440
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 8/15/2035	950,000	986,822
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	11,420
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	615,000	429,805

		$13,832,904
Secondary Schools - 5.2%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$665,000	$799,197
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 9/01/2031 (Prerefunded 9/01/2017)	1,080,000	1,126,915
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 9/01/2036 (Prerefunded 9/01/2017)	1,000,000	1,044,890
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,206,175
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	597,660
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/2032 (Prerefunded 5/01/2017)	995,000	1,028,303
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 4.75%, 5/01/2032	135,000	137,844
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037 (Prerefunded 5/01/2017)	1,760,000	1,822,568
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	240,000	247,022
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/2030	870,000	978,576
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/2028	1,000,000	1,166,280
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,298,680

		$12,454,110
Single Family Housing - State - 0.0%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 12/01/2027	$45,000	$48,591

State & Local Agencies - 5.0%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	$1,400,000	$1,162,364
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	7,561,851
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	275,000	335,112
Massachusetts College Building Authority Rev., “A”, 5.5%, 5/01/2049 (Prerefunded 5/01/2019)	1,680,000	1,905,036
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/2032	760,000	923,385
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	20,000	24,380
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	60,000	72,578
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	70,000	84,426

		$12,069,132
Student Loan Revenue - 4.8%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/2029	$1,270,000	$1,446,581
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	2,000,000	2,189,540
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	930,000	976,835
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	670,000	713,604
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,387,150
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	930,000	980,378
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	440,000	455,035
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	1,150,000	1,216,758

		$11,365,881
Tax - Other - 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$260,000	$296,132
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	85,000	97,204
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,986,449
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	765,000	810,265
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	815,000	859,760
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/2029	600,000	670,092

		$4,719,902

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tobacco - 1.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$1,335,000	$1,609,930
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	330,000	323,895
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	1,835,000	1,793,749

		$3,727,574
Toll Roads - 1.4%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/2032	$2,600,000	$2,946,528
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	245,000	305,405

		$3,251,933
Transportation - Special Tax - 1.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2036	$560,000	$592,172
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	275,000	280,294
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	280,750
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,945,000	1,937,706
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	495,000	520,389
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	130,000	133,078

		$3,744,389
Universities - Colleges - 21.2%
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	$295,000	$453,135
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	2,005,000	2,212,618
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,851,000
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 7/01/2024	2,950,000	3,428,579
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/2029	2,165,000	2,453,919
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,364,260
Massachusetts Development Finance Agency Rev. (Holy Cross), “A”, 5%, 9/01/2041	2,040,000	2,566,361
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 7/01/2038 (Prerefunded 7/01/2018)	2,000,000	2,181,500
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,765,295
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,099,600
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,326,062
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 10/01/2037	1,500,000	1,570,140
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/2027	905,000	947,969
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 10/01/2037	2,000,000	2,102,480
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,370,184
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036	1,500,000	1,667,640
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 7/01/2039	1,000,000	1,114,710
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 7/01/2038 (Prerefunded 7/01/2017)	750,000	783,255
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,379,390
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,500,000	1,713,645
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 7/01/2027	250,000	279,023
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/2028	640,000	715,949
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/2029	300,000	335,412
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	2,000,000	2,288,720
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/2029	2,000,000	2,423,760
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	349,504
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	240,000	240,094
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	101,855
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	340,737
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	75,000	54,620
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	35,000	25,551

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/2039	$3,000,000	$3,596,850
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/2019	3,000,000	3,413,910

		$50,517,727
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	$1,000,000	$1,139,130

Utilities - Municipal Owned - 0.6%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$590,000	$672,795
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	200,000	241,374
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	282,242
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	160,000	166,402

		$1,362,813
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$805,000	$899,942
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	405,000	477,394
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	249,690
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	480,000	556,958
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	160,000	182,795

		$2,366,779
Water & Sewer Utility Revenue - 4.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$90,000	$93,470
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	225,000	233,395
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	645,000	813,706
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	305,000	345,818
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,754,953
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,861,280
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,275
Massachusetts Water Resources Authority, General Rev., “B”, 5.25%, 8/01/2030	620,000	868,143
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	595,000	833,232
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,299,391

		$10,178,663
Total Municipal Bonds		$237,481,139

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	339,685	$339,685
Total Investments		$237,820,824

Other Assets, Less Liabilities - 0.3%		803,225
Net Assets - 100.0%		$238,624,049

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

5

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$237,481,139	$—	$237,481,139
Mutual Funds	339,685	—	—	339,685
Total Investments	$339,685	$237,481,139	$—	$237,820,824

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$209,399,262
Gross unrealized appreciation	28,461,555
Gross unrealized depreciation	(39,993)
Net unrealized appreciation (depreciation)	$28,421,562

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,095,564	12,638,272	(14,394,151)	339,685

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,664	$339,685

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

Massachusetts	84.2%
Puerto Rico	4.5%
Illinois	1.6%
California	1.5%
Guam	1.4%
Kentucky	1.1%
Florida	1.0%
New Jersey	1.0%
Tennessee	0.9%
Texas	0.8%
New York	0.7%
Colorado	0.5%
Pennsylvania	0.5%
New Hampshire	0.3%
Washington	0.3%
Virgin Islands	0.3%
Louisiana	0.3%
Wisconsin	0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

8

QUARTERLY REPORT

June 30, 2016

MFS® MISSISSIPPI

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 95.9%
Airport Revenue - 0.9%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$165,000	$202,646
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	115,000	135,283
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	86,579
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	279,641
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	52,710
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	40,654
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	69,449

		$866,962
General Obligations - General Purpose - 9.1%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031	$625,000	$775,813
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	41,846
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	155,000	164,765
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	40,000	48,156
Gulfport, MI, AGM, 5%, 11/01/2024	500,000	628,310
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	716,323
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/2027	175,000	179,193
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,417,730
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	150,000	153,959
State of California, 6%, 11/01/2039	700,000	818,482
State of Mississippi, “A”, 5%, 10/01/2028	1,000,000	1,283,870
State of Mississippi, “F”, 5%, 11/01/2029	850,000	1,088,935
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030	1,000,000	1,191,880

		$8,509,262
General Obligations - Schools - 9.0%
Lamar County, MS, School District, 5%, 9/01/2031	$1,095,000	$1,291,728
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,225,570
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Refunding Project), N, AMBAC, 4%, 10/01/2027	770,000	886,463
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Refunding Project), N, AMBAC, 4%, 10/01/2029	875,000	995,575
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/2023	990,000	1,157,676
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/2028 (Prerefunded 4/01/2018)	1,000,000	1,082,850
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	606,415
Mississippi Development Bank, Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	604,820
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	581,410

		$8,432,507
Healthcare Revenue - Hospitals - 13.0%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$500,000	$609,780
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), “A”, 5.75%, 7/01/2031	500,000	500,365
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	325,000	386,591
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	380,000	442,989
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	320,000	322,874
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	80,000	93,764
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	602,330
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,178,150
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	2,105,000	2,375,850
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/2035	1,000,000	1,020,510

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/2029	$1,000,000	$1,110,490
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 12/01/2031	500,000	505,940
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 4/01/2019	250,000	250,350
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 4/01/2023	250,000	250,233
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	215,000	244,294
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	550,000	624,437
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	135,000	160,286
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	75,000	88,435
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	185,000	219,512
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	640,000	738,048
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/2031	430,000	432,485

		$12,157,713
Industrial Revenue - Paper - 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$942,128

Multi-Family Housing Revenue - 1.2%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/2037 (d)(q)	$150,000	$104,073
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	1,000,000	1,077,060

		$1,181,133
Sales & Excise Tax Revenue - 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$450,000	$523,355
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	339,412
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	720,831
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	1,039,320
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	240,000	167,729

		$2,790,647
Single Family Housing - State - 1.4%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.3%, 6/01/2034	$10,000	$10,576
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 6/01/2039	115,000	119,446
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	1,075,000	1,155,937

		$1,285,959
State & Local Agencies - 14.9%
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/2039	$1,000,000	$1,125,710
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	190,000	221,614
Mississippi Development Bank Special Obligation ( Laurel, MS, Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	840,899
Mississippi Development Bank Special Obligation (Capital Project & Equipment), AGM, 5%, 7/01/2028 (Prerefunded 7/01/2017)	680,000	709,866
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2028	640,000	664,595
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027	1,000,000	1,145,440
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	406,089
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	422,312
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	444,277
Mississippi Development Bank Special Obligation (Desoto County Highway Construction), AMBAC, 4.75%, 1/01/2035 (Prerefunded 1/01/2018)	500,000	530,765
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	598,790
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	596,080

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 10/01/2028	$1,120,000	$1,253,885
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022	500,000	586,680
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/2036	500,000	580,475
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	577,765
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 3/01/2029 (Prerefunded 3/01/2019)	750,000	834,368
Mississippi Development Bank Special Obligation (Southaven Water and Sewer System Project), 5%, 2/01/2029	1,000,000	1,069,040
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/2031	1,200,000	1,334,772

		$13,943,422
Tax - Other - 4.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$125,000	$142,371
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	40,000	45,743
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	470,000	468,430
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	315,000	332,300
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	750,000	923,453
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/2037	110,000	123,333
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2024	610,000	707,002
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2029	790,000	854,385
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2039	95,000	101,573
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/2025	85,000	92,737
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/2039	295,000	328,320

		$4,119,647
Tobacco - 0.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$420,000	$506,495
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	155,000	152,133

		$658,628
Toll Roads - 0.9%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$140,062
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	106,417
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	195,000	233,786
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	360,040

		$840,305
Transportation - Special Tax - 2.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2033	$1,135,000	$1,204,791
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	70,000	71,268
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	730,000	727,263
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	545,000	572,953

		$2,586,275
Universities - Colleges - 21.6%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034	$1,000,000	$1,135,850
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039	920,000	1,048,579
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	115,000	176,646
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034	1,500,000	1,688,940
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,269,039
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/2023	1,000,000	1,170,880
Mississippi State University Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2027	400,000	503,144
Mississippi State University Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2028	350,000	441,158

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/2036	$1,585,000	$1,840,550
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/2038	1,000,000	1,233,780
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 3/01/2037 (Prerefunded 3/01/2017)	1,000,000	1,026,190
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	590,000	866,244
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	15,000	14,919
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	25,000	27,042
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	30,000	35,595
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,000,000	1,256,980
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2029	500,000	644,840
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2030	500,000	642,690
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/2033	1,500,000	1,645,485
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/2034	715,000	794,930
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY, 5.125%, 9/15/2039	490,000	556,812
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,745,000	2,188,684

		$20,208,977
Universities - Dormitories - 1.2%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/2039	$1,000,000	$1,093,940

Utilities - Investor Owned - 0.7%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$431,276
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/2029 (Put Date 8/01/2016)	265,000	266,004

		$697,280
Utilities - Municipal Owned - 2.6%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$384,410
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	90,515
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	102,088
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	155,000	177,980
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/2027	155,000	171,686
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/2028	100,000	110,940
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/2029	485,000	539,432
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	599,630
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	14,315
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	75,266
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	9,541
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	60,000	57,551
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	95,000	98,682
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	10,385

		$2,442,421
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$375,000	$419,228
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	185,000	218,069
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	112,955

		$750,252
Water & Sewer Utility Revenue - 6.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$36,101
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	285,000	323,142
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	173,361
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	35,553
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	35,101
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,385,700

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	$25,000	$29,627
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	15,000	17,681
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	35,000	41,034
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	30,000	35,101
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	1,019,768
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,442,040
Southaven, MS, Combined Water and Sewer System Rev. , 5%, 2/01/2025	200,000	251,680
Southaven, MS, Combined Water and Sewer System Rev., 5%, 2/01/2026	380,000	485,173

		$6,311,062
Total Municipal Bonds		$89,818,520

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	124,989	$124,989
Total Investments		$89,943,509

Other Assets, Less Liabilities - 3.9%		3,688,702
Net Assets - 100.0%		$93,632,211

(d)	In default.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$89,818,520	$—	$89,818,520
Mutual Funds	124,989	—	—	124,989
Total Investments	$124,989	$89,818,520	$—	$89,943,509

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$81,453,203
Gross unrealized appreciation	8,554,952
Gross unrealized depreciation	(64,646)
Net unrealized appreciation (depreciation)	$8,490,306

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,584,300	4,449,682	(6,908,993)	124,989

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,429	$124,989

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

Mississippi	73.1%
Puerto Rico	4.4%
Guam	2.9%
Massachusetts	2.5%
U.S. Virgin Islands	2.4%
California	1.9%
Michigan	1.4%
Wisconsin	1.3%
Illinois	1.2%
New York	1.1%
New Hampshire	0.9%
Kentucky	0.8%
Tennessee	0.8%
Virginia	0.7%
Colorado	0.6%
Texas	0.6%
Washington	0.3%
Florida	0.3%
New Jersey	0.2%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

7

QUARTERLY REPORT

June 30, 2016

MFS® MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 100.3%
Alabama - 0.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$987,713
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	3,550,000	3,857,537
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	937,549
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2025	95,000	69,987
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	813,218
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	931,964
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	938,686
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,656,048
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2016	185,000	187,002
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	250,000	262,110
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	265,000	284,332
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	295,000	332,863
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	435,000	497,740
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	4,147,343

		$15,904,092
Arizona - 0.4%
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	$1,710,000	$1,986,490
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	507,083
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	151,157
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	606,970
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	361,974
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	796,712
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	633,158
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	1,008,218
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	898,397
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	981,425
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,595,000	1,607,457

		$9,539,041
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$435,000	$515,601
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	4,995,000	1,784,664
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/2020	3,970,000	4,589,161
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,804,331

		$8,693,757
California - 12.8%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$1,219,529
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	770,000	943,905
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2037	195,000	242,233
California Department of Water Resources, Center Valley Project Rev., “AF”, 5%, 12/01/2028 (Prerefunded 12/01/2018) (u)	14,200,000	15,677,368
California Department of Water Resources, Center Valley Project Rev., “AF”, 5%, 12/01/2028 (u)	9,625,000	10,585,094
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,795,427
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	7,840,000	12,042,632
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	925,000	1,146,232
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/2038	4,610,000	5,070,585
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,580,000	2,979,848
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	6,112,200
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	6,180,000	6,301,004

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/2042	$80,000	$82,000
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/2036	515,000	515,767
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	6,600,000	6,953,958
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/2038	45,000	45,689
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	927,635
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,803,783
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	1,785,000	1,925,587
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	850,000	993,157
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	950,000	1,005,224
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030	2,950,000	3,397,810
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	11,140,940
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	11,418,015
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	615,468
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	638,574
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	574,771
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,487,521
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	126,224	947
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,050,000	1,213,170
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	245,000	255,381
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	1,460,000	1,505,143
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042	880,000	980,989
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	140,000	152,005
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	203,585
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	742,924
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,831,103
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	500,000	569,580
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,144,895
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	2,020,000	2,033,574
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,355,000	1,362,534
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	575,000	577,685
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	1,655,000	1,821,708
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	5,025,000	5,692,119
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	2,098,502
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2036	1,175,000	1,473,180
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2037	1,250,000	1,563,663
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2041	2,705,000	3,376,111
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,038,260
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	2,637,855
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	1,705,868
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 12/01/2024 (Prerefunded 12/01/2016)	2,250,000	2,297,835
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,693,270
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/2022	3,415,000	3,635,097
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	7,805,000	9,615,760
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	995,000	1,059,974
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	9,645,000	2,177,455

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	$2,620,000	$3,096,526
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	640,000	711,270
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	564,936
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	571,474
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	969,224
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/2020	100,000	100,244
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,448,367
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	2,580,000	3,009,286
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	825,000	929,445
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	3,595,000	4,302,784
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	390,723
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0%, 8/01/2028	1,860,000	1,813,035
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	2,900,000	2,430,722
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	1,930,000	1,473,516
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	2,776,440
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	2,983,520
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	2,008,082
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039	2,210,000	2,480,084
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	11,790,000	13,813,871
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2032	885,000	1,001,838
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2037	735,000	819,121
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area) , “B”, BAM, 4%, 10/01/2032	370,000	418,522
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area) , “B”, BAM, 4%, 10/01/2036	730,000	813,549
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2032	195,000	220,572
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2036	220,000	245,179
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2037	115,000	127,962
Riverside County, CA, Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 6/01/2039	4,655,000	5,815,538
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2028	3,270,000	3,902,483
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	10,602,333
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	614,430
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,839,945
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	7,138,440
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	402,968
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	8,797,854
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	1,115,000	1,357,903
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,267,527
State of California, 5%, 4/01/2024	4,365,000	5,324,994
State of California, 5.25%, 10/01/2028	2,965,000	3,603,127
State of California, 6.5%, 4/01/2033	4,000,000	4,633,200
State of California, 6%, 11/01/2039	3,000,000	3,507,780
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	2,075,000	2,463,067
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041	915,000	1,084,083
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,460,426
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,005,000	738,401

		$287,176,919

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 3.3%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	$1,815,000	$1,954,301
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	229,907
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	851,067
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	693,149
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	624,575
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	577,975
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	578,729
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	803,572
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,725,000	2,054,889
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,204,018
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,208,044
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 7%, 11/15/2038 (Prerefunded 11/15/2018)	4,330,000	4,968,848
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,985,000	2,303,731
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,440,178
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	5,450,676
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	4,840,000	5,289,926
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	7,300,911
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,825,650
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,841,290
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	3,975,000	4,137,617
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/2032	615,000	644,514
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,249,126
Denver, CO, City & County School District No. 1, 5%, 12/01/2024	10,000,000	12,023,600
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,400,309
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 11/01/2031	5,000	5,018
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,608,782
University of Colorado, Enterprise Rev., 5%, 6/01/2029	4,220,000	5,037,245

		$75,307,647
Connecticut - 1.5%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2046	$150,000	$166,506
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2053	195,000	214,231
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	475,000	478,833
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), “M”, 5%, 7/01/2036	540,000	659,896
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	2,390,000	2,541,646
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	3,590,000	3,847,583
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	3,105,000	3,281,116
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	2,320,000	2,357,259
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	5,461,112
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	5,461,112
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	5,453,776
University of Connecticut, General Obligation, “A”, 5%, 3/15/2028	1,335,000	1,679,510
University of Connecticut, General Obligation, “A”, 5%, 3/15/2029	1,135,000	1,422,234
University of Connecticut, General Obligation, “A”, 5%, 3/15/2031	910,000	1,134,315

		$34,159,129
Delaware - 0.0%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$235,000	$272,680
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	250,000	285,175

		$557,855
District of Columbia - 1.1%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$1,365,000	$1,578,663
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2041	880,000	1,005,655

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	$630,000	$716,531
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033	560,000	663,846
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043	1,450,000	1,715,887
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	255,000	267,110
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	230,000	239,287
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	150,000	156,305
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,235,000	3,345,249
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,080,000	4,189,834
District of Columbia University Rev. (Georgetown University), Convertible Capital Appreciation, 0% to 4/01/2018, 5% to 4/01/2040	11,570,000	11,638,726

		$25,517,093
Florida - 4.8%
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “A-1”, 6.9%, 5/01/2036	$20,000	$23,177
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,160,441
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	537,952
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,566,083
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	845,000	861,520
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,385,000	3,719,540
Citizens Property Insurance Corp., “A-1”, 5.25%, 6/01/2017	750,000	780,990
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	4,300,000	4,982,453
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	100,000	104,924
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	180,000	188,770
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	520,000	521,305
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/2021	820,000	821,501
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2026	1,510,000	1,877,912
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,653,372
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,727,558
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/2023	250,000	282,610
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/2020	7,855,000	9,115,021
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	505,000	563,721
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,580,055
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,429,695
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,895,000	2,019,975
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, FHLMC, 3%, 7/01/2045	3,300,000	3,450,810
Florida Municipal Power Agency Rev., 5%, 10/01/2031 (Prerefunded 10/01/2018)	850,000	932,442
Florida Municipal Power Agency Rev., 5%, 10/01/2031	150,000	162,270
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/2031 (Prerefunded 10/01/2019)	400,000	469,920
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	2,685,000	2,994,446
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/2038	740,000	761,445
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	300,000	331,194
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/2019	825,000	900,966
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/2018	500,000	542,490
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,415,000	1,404,119
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2033	2,225,000	2,683,973
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,329,237
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	390,000	416,333
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	135,000	143,578
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	205,000	216,199

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Main Street Community Development District, FL, “A”, 6.8%, 5/01/2038	$490,000	$498,212
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	1,990,000	2,036,049
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,710,136
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/2042	2,240,000	2,644,208
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/2033	500,000	539,695
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 10/01/2032	2,000,000	869,140
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039	1,000,000	1,146,430
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	9,057,242
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	45,000	40,132
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	305,861
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	146,186
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	249,058
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2037	1,915,000	2,335,879
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 10/01/2035	1,000,000	1,101,150
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	535,574
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 10/01/2027	295,000	331,934
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	315,000	326,847
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	331,178
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	2,850,000	2,970,270
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/2024 (n)	4,275,000	4,459,082
South Broward, FL, Hospital District Rev., 5%, 5/01/2036	500,000	539,885
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,025,000	1,158,404
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	150,000	147,074
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045	6,795,000	7,873,570
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	55,000	38,499
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	295,029
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	266,474
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	567,988
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,706,540
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	105,000	106,332
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	10,000	10,056

		$107,602,111
Georgia - 3.2%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$1,098,054
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	965,000	1,093,770
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,692,170
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	958,112
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,770,000	3,246,856
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,601,747
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	757,569
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,314,488
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	4,850,000	5,612,663
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	6,405,103
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,711,782
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	5,192,275
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	235,000	280,430
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,652,783
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	4,298,203
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,667,783
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3%, 6/01/2043	545,000	551,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	$2,515,000	$2,686,925
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	2,275,000	2,416,551
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	5,349,420
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,077,367
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,269,117
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 1/01/2020	870,000	951,693
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,731,515
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	130,000	141,532
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	4,215,000	5,271,827
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	540,000	571,990
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	645,000	680,714
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 7/01/2018	1,370,000	1,440,829
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	2,055,000	2,088,250

		$71,813,123
Guam - 0.1%
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	$910,000	$1,095,549
Guam International Airport Authority Rev., “C”, 5%, 10/01/2016	360,000	363,827
Guam International Airport Authority Rev., “C”, 5%, 10/01/2017	600,000	626,250
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	148,980
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	433,903

		$2,668,509
Hawaii - 1.5%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/2029	$7,795,000	$7,840,913
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/2033	9,390,000	9,447,561
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029	365,000	447,074
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044	1,100,000	1,347,533
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	3,655,000	4,168,089
State of Hawaii, “DZ”, 5%, 12/01/2031	2,230,000	2,645,516
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030	3,695,000	4,420,920
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,649,500
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	1,096,971

		$33,064,077
Illinois - 9.1%
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	$2,685,000	$2,731,773
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	650,000	661,323
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	1,635,000	1,663,269
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	1,030,000	1,047,850
Chicago, IL, “A”, AGM, 5%, 1/01/2017	50,000	50,187
Chicago, IL, “A”, AGM, 5%, 1/01/2022	30,000	30,112
Chicago, IL, “A”, AGM, 5%, 1/01/2022	550,000	554,862
Chicago, IL, “A”, AGM, 5%, 1/01/2023	15,000	15,139
Chicago, IL, “A”, AGM, 5%, 1/01/2023	350,000	353,094
Chicago, IL, “A”, AGM, 5%, 1/01/2024	15,000	15,056
Chicago, IL, “A”, AGM, 5%, 1/01/2025	50,000	50,442
Chicago, IL, “A”, AGM, 5%, 1/01/2026	30,000	30,184
Chicago, IL, “A”, AGM, 5%, 1/01/2027	205,000	207,999
Chicago, IL, “A”, AGM, 5%, 1/01/2028	7,700,000	8,357,965
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	570,000	571,858
Chicago, IL, “A”, AGM, 5%, 1/01/2034	2,000,000	2,006,940
Chicago, IL, “A”, AGM, 5%, 1/01/2037	3,430,000	3,469,308
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	2,880,000	2,916,202
Chicago, IL, “C”, NATL, 5%, 1/01/2023	390,000	407,768

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “C”, NATL, 5%, 1/01/2028	$185,000	$192,979
Chicago, IL, “C”, NATL, 5%, 1/01/2029	3,445,000	3,588,381
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	2,710,000	2,756,964
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	3,150,000	3,270,299
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	2,470,000	2,499,270
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	3,955,000	3,988,894
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	8,315,000	8,550,065
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	5,855,000	6,205,129
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	4,110,000	4,261,084
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	975,000	1,008,072
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	10,660,144
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,139,717
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	566,524
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,244,564
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,359,236
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	7,125,000	8,335,680
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 6/01/2038 (Prerefunded 12/01/2016)	130,000	137,821
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,971,251
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	740,785
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	5,235,862
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2035	405,000	470,339
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2039	610,000	704,922
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	725,837
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	664,841
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2037	3,285,000	3,360,456
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,180,000	2,300,140
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	1,500,000	1,592,160
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	2,990,000	3,327,571
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	6,755,000	8,047,096
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	2,480,000	2,937,833
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	2,975,000	3,503,122
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,445,000	2,887,716
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	610,000	752,508
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	450,000	553,284
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.67%, 5/01/2036 (Put Date 5/01/2021)	885,000	884,133
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	205,000	235,855
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/2025	6,695,000	7,553,701
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/2034	3,685,000	4,424,322
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	7,799,909
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,778,490
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,455,000	2,920,247
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/2025	1,105,000	1,111,895
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/2035	1,945,000	1,953,597
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	2,730,000	3,142,285
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,881,958
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	4,455,000	5,261,444
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	2,610,000	2,622,580
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	8,750,000	10,551,975
Illinois Sales Tax Rev., “P”, ETM, 6.5%, 6/15/2022	3,635,000	4,245,135
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	6,107,600
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/2033 (Prerefunded 1/01/2018)	5,645,000	6,057,311
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,968,225
State of Illinois, NATL, 5%, 1/01/2019	1,100,000	1,108,877
State of Illinois, “B”, 5.25%, 6/15/2034	1,275,000	1,414,982

		$203,706,398

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - 1.6%
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/2039 (Prerefunded 3/01/2019)	$3,000,000	$3,474,240
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	2,840,000	3,410,244
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2034	1,710,000	1,948,306
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2040	2,445,000	2,730,063
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	530,000	609,495
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,340,000	1,508,331
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,190,000	2,513,945
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	1,595,000	1,798,363
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029	4,000,000	4,760,640
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,170,000	1,283,666
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 8/01/2025 (Prerefunded 8/01/2016)	2,000,000	2,008,280
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,715,000	5,385,332
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,442,370
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028	1,875,000	2,145,506
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	410,081
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	943,878

		$36,372,740
Iowa - 0.9%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$1,200,000	$1,445,868
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	2,230,000	2,676,446
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	1,085,000	1,298,007
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/2044	3,000,000	3,524,760
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,705,000	1,783,396
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	315,000	329,446
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	1,390,000	1,500,575
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	1,385,000	1,495,565
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	120,000	128,774
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	2,350,000	2,520,540
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	3,070,000	3,081,543

		$19,784,920
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,800,000	$4,264,322
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,679,100
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/2021	10,000	7,610

		$5,951,032
Kentucky - 1.0%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/2024	$2,305,000	$2,499,565
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	770,000	839,377
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/2030	640,000	740,486
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	5,500,000	6,411,680
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032	2,000,000	2,451,760
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/2039	3,000,000	3,306,390
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	4,655,000	4,696,802
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,670,000	1,863,319

		$22,809,379
Louisiana - 2.1%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), 5.25%, 1/01/2028 (Prerefunded 1/01/2020)	$1,980,000	$2,308,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	$3,355,000	$3,857,210
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	1,835,000	2,165,832
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,773,026
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	2,500,000	2,645,325
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	580,000	613,164
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,240,000	2,371,712
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	1,800,000	1,935,288
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	1,400,000	1,668,436
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	6,000,000	7,251,900
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	2,745,000	3,005,281
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2020	665,000	766,572
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2021	830,000	981,815
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2022	500,000	604,255
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,325,000	1,630,227
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,270,000	1,547,940
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	1,000,000	1,212,230
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2040	3,105,000	3,639,184
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	1,810,000	2,010,494
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2040	600,000	712,914
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	954,320
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,000,000	1,186,490
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,209,040

		$47,051,335
Maine - 0.2%
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	$4,840,000	$5,147,921

Maryland - 1.2%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	$1,285,000	$1,370,838
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/2044	4,930,000	5,394,505
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,470,911
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	795,000	884,533
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	860,570
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,510,000	1,778,025
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041	2,225,000	2,651,399
State of Maryland, “B”, 4%, 8/01/2027	2,570,000	2,954,729
State of Maryland, “C”, 5%, 11/01/2019	6,890,000	7,865,969

		$27,231,479
Massachusetts - 6.9%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,645,000	$3,324,633
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/2030	5,000,000	7,131,350
Massachusetts Bay Transportation Authority Rev., “A”, 7%, 3/01/2021	3,245,000	3,820,760
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034 (Prerefunded 7/01/2018)	580,000	632,635
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034	1,420,000	1,544,861
Massachusetts Bay Transportation Authority Rev., “A”, ETM, 7%, 3/01/2021	1,980,000	2,058,943

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	$9,445,000	$12,047,759
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 7/01/2028	6,930,000	4,080,453
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,395,000	2,918,523
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 8/01/2021	1,000,000	1,152,420
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	730,000	841,880
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	730,000	858,137
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	550,000	658,669
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,340,000	1,630,244
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,874,198
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,885,706
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	1,072,255
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	1,000,000	1,234,040
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	460,000	551,048
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	275,000	303,996
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	435,000	481,784
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2031	2,780,000	3,295,912
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2036	1,670,000	1,963,920
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	90,000	96,812
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	219,688
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	420,000	543,883
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,440,000	1,745,510
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	2,380,000	2,416,319
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	1,150,000	1,173,115
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	670,000	763,217
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	2,180,000	2,403,821
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	1,475,000	1,614,786
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,340,000	1,407,482
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	225,000	254,036
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2021	1,255,000	1,425,065
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,650,000	1,727,550
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,710,000	1,795,757
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	15,000,000	15,426,900
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	3,565,000	3,942,213
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036 (u)	25,000,000	27,839,250
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	4,055,000	4,640,380
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	1,115,000	1,231,049
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	470,000	547,357
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	465,000	532,420
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	1,925,000	1,932,989
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2026	12,500,000	15,340,875
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	4,215,000	5,902,644
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/2019	2,490,000	2,660,764

		$154,948,008
Michigan - 3.0%
Detroit, MI, Distributable State Aid, 5.25%, 11/01/2035	$5,000,000	$5,520,400
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/2039	5,920,000	6,747,853
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	1,730,000	1,924,954
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	1,725,000	1,970,985
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2016	1,560,000	1,560,187
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2023	930,000	933,255
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	295,000	327,718
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2025	130,000	130,452
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	410,000	456,695

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	$685,000	$761,898
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	860,000	958,350
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	800,000	953,936
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	1,790,000	2,126,538
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,155,000	1,368,086
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	800,000	950,408
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/2044	450,000	505,148
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	580,000	687,352
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	240,000	282,893
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	570,000	668,262
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	485,000	567,465
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	3,195,000	3,776,746
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	7,165,000	8,229,719
Michigan Housing Development Authority, GNMA, 5.2%, 8/20/2038	1,200,000	1,207,692
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	1,960,000	2,138,164
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/2027 (Put Date 8/01/2017)	5,495,000	5,527,036
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,148,126
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/2029 (Put Date 8/01/2016)	1,970,000	1,977,466
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,325,000	2,705,556
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	1,000,000	1,171,340
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	610,000	741,656
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	470,000	545,919
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,020,000	1,180,630
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	7,105,000	8,802,669

		$68,555,554
Minnesota - 0.5%
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	$1,895,000	$2,051,698
St. Cloud, MN, Health Care Rev. (CentraCare Health System), “A”, 5%, 5/01/2027	1,775,000	2,256,185
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/2039 (Prerefunded 7/01/2019)	6,445,000	7,400,085
University of Minnesota, “A”, 5%, 12/01/2025	710,000	852,419

		$12,560,387
Mississippi - 0.9%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$2,500,000	$2,839,625
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	1,625,000	1,852,110
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	110,000	138,179
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	673,047
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	2,455,000	3,480,527
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,445,000	1,702,427
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	3,765,000	4,504,672
Mississippi State University, Educational Building Corp. Rev., 5.25%, 8/01/2038	1,250,000	1,542,225
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	1,665,000	1,897,134
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	610,000	697,431
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,080,000	1,354,601

		$20,681,978

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 0.6%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$625,000	$675,600
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,410,000	1,540,933
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	862,021
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2044	1,035,000	1,168,494
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	2,615,000	3,182,612
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	430,000	505,482
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2046	990,000	1,159,270
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,495,000	1,612,791
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,595,000	1,716,603
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	140,000	150,720
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	100,338
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	260,000	273,229
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/2020	55,000	55,205
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/2019	630,000	632,646

		$13,635,944
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	$2,050,000	$2,124,764

Nebraska - 0.6%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/2040	$6,355,000	$7,427,216
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	1,335,000	1,374,262
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	2,910,000	3,122,285
Nebraska Investment Finance Authority, Single Family Housing Rev., “E”, 3%, 3/01/2043	930,000	950,274

		$12,874,037
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$630,000	$659,969
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	760,000	793,569

		$1,453,538
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	$4,610,000	$5,238,113
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	475,000	513,518
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	185,000	194,862

		$5,946,493
New Jersey - 4.1%
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2036	$900,000	$1,114,596
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2039	900,000	1,112,760
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	170,000	207,230
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	505,000	610,863
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	590,000	711,593
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	638,367
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	975,987
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	632,794
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	631,046

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	$1,095,000	$1,268,076
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,570,000	1,789,831
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2048	455,000	511,584
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	565,918
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	548,880
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,655,635
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	1,012,419
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	504,609
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	1,125,000	1,200,026
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,405,000	3,823,202
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	400,000	466,324
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	370,000	431,350
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/2039	5,000,000	5,674,450
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, 5%, 7/01/2041	770,000	911,280
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2034	500,000	606,225
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2035	615,000	743,855
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 4%, 7/01/2036	595,000	657,261
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,195,000	4,994,777
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	5,485,000	6,492,101
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	3,655,000	3,659,971
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	1,620,000	1,746,328
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., “1A”, 2.75%, 12/01/2027	6,015,000	6,098,729
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	26,300,000	26,737,369
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	7,960,000	7,812,740
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	5,000,000	4,887,600
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	365,000	95,469
Newark, NJ, Housing Authority, Secured Police Facility Rev. (South Ward Police Facility), AGM, 5%, 12/01/2038	1,345,000	1,605,042

		$93,136,287
New Mexico - 1.1%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$9,975,000	$11,391,849
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 7/01/2038	250,000	253,443
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	11,435,000	12,754,256

		$24,399,548
New York - 4.6%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030	$2,015,000	$2,318,318
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	4,385,000	5,273,533
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	1,455,000	1,655,004
Dutchess County, NY, Local Development Corp. (Health Quest Systems, Inc.), 4%, 7/01/2041	580,000	636,538
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,684,987
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,253,329
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	275,000	318,277
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	3,950,000	4,678,617
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,475,000	1,677,621
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	1,395,000	1,573,379
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	5,000,000	6,198,850
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,580,838
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/2025	2,300,000	2,742,773
New York Environmental Facilities, “C”, 5%, 5/15/2041	2,745,000	3,234,818

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$12,150,000	$16,360,704
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	3,190,000	3,729,270
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,723,315
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	3,325,000	3,715,156
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,080,000	2,592,824
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,440,000	1,592,770
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	740,000	809,316
New York, NY, “J-4”, FRN, 0.96%, 8/01/2025	1,715,000	1,715,051
New York, NY, “J-9”, FRN, 0.81%, 8/01/2027	5,645,000	5,640,371
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	574,420	620,224
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/2025	3,375,000	3,421,305
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/2031	1,190,000	1,206,458
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 2%, 8/01/2028 (Put Date 8/01/2016)	600,000	599,388
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,755,951
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	1,170,000	1,198,911
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	110,000	123,960
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	110,000	124,368
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2017	1,795,000	1,901,085
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,765,000	2,005,340
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,739,224
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	3,995,000	4,102,226
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/2026	7,845,000	7,862,965

		$103,367,064
North Carolina - 0.5%
North Carolina Eastern Municipal Power Agency, “A”, ETM, NATL, 6.5%, 1/01/2018	$9,250,000	$10,068,163
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	100,000	109,015
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	285,000	353,152
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	100,000	123,196
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	200,000	230,528
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	250,000	278,560
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	275,000	304,956

		$11,467,570
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$1,255,000	$1,353,204

Ohio - 2.1%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2024	$1,500,000	$1,796,610
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	5,000,000	5,129,000
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,225,000	1,341,436
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/2040	1,080,000	1,241,168
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	2,150,622
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	3,126,333
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	9,160,754
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031	1,095,000	1,183,421
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038	4,195,000	4,542,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	$130,000	$147,597
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	720,000	781,733
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	996,715
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,290,889
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	410,000	464,772
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/2025	150,000	150,162
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	4,032,005
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,759,625

		$47,295,062
Oklahoma - 0.8%
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/2038	$340,000	$350,754
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,639,058
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/2029	4,400,000	4,801,280
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	755,000	860,149
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,670,000	5,374,423
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	298,126
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	1,910,000	2,185,785
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	1,440,000	1,654,675

		$17,164,250
Oregon - 0.2%
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 5%, 8/01/2041	$770,000	$912,496
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 4%, 8/01/2046	675,000	717,559
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/2037	2,445,000	2,485,440

		$4,115,495
Pennsylvania - 4.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028	$1,195,000	$1,286,836
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	490,000	538,045
Commonwealth of Pennsylvania, AGM, 4%, 2/01/2034	8,740,000	9,732,864
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	2,053,223
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	715,000	776,147
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	1,910,000	2,063,507
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	841,186
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,495,142
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	1,093,919
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	745,000	842,707
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	85,000	94,955
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	4,540,000	5,163,478
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	505,000	571,256
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,620,461
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/2025 (Prerefunded 10/01/2018)	490,000	547,996
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	730,000	732,920
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	3,255,000	3,415,276
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	9,640,000	10,477,041
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	7,315,000	6,073,352

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2039	$485,000	$539,689
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	265,000	293,511
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	420,046
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	531,011
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	670,000	830,097
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	250,000	298,175
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	9,610,000	11,363,152
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	12,095,000	6,363,421
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	5,835,000	6,942,541
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/2036	710,000	725,684
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,120,086
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,067,293
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 9/01/2016	4,045,000	4,084,075
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.85%, 8/01/2045 (Put Date 8/01/2016)	5,000,000	4,999,500
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	445,000	549,557
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,375,000	2,878,761
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,110,000	3,453,002
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030	510,000	558,124
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/2035	415,000	466,780
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,597,199
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,263,689
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	150,000	174,491
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	417,473
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,020,000	1,152,427
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/2024	1,900,000	2,239,131
Reading, PA, School District, “A”, 5%, 4/01/2020	1,000,000	1,109,830
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	250,000	253,523
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	445,000	518,963
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	775,000	885,321

		$107,516,863
Puerto Rico - 4.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,235,000	$1,282,622
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/2029	70,000	75,900
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2033	1,630,000	1,730,229
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2036	1,680,000	1,776,516
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2034	3,560,000	3,769,328
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2017	80,000	80,958
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	790,000	804,252
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	625,000	663,363
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	5,005,000	5,018,413
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	365,000	364,985
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	11,490,000	11,446,913
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,150,000	2,188,937
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	660,000	665,128

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	$2,650,000	$2,716,144
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	1,800,000	1,839,456
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	4,375,000	4,626,344
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	1,200,000	1,228,416
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/2025	565,000	597,872
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	1,510,000	1,549,849
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,890,000	3,082,994
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	570,000	605,237
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	3,315,000	3,373,775
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2016	295,000	295,030
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	785,000	816,471
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	285,000	285,516
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,470,000	2,576,605
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	510,000	510,214
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	3,815,000	3,802,258
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	445,000	424,668
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,915,000	1,801,689
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/2016	150,000	150,015
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	120,000	124,268
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	50,000	52,413
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,505,000	1,582,207
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	225,000	219,816
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	160,000	160,206
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	110,000	109,992
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	4,730,000	4,793,146
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	230,000	219,438
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	35,000	35,166
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	360,000	363,892
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,328,478
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	135,000	139,894
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	730,000	766,653
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	1,505,000	1,565,215
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	280,000	294,938
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	2,630,000	2,731,939
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	285,000	295,975
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 7/01/2027	90,000	93,119
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/2021	65,000	64,275
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	405,000	402,821
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,155,000	2,155,840
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	465,000	463,135
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	305,000	302,209
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	141,822
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	505,196
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	578,454
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	1,180,000	1,108,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	$690,000	$669,052
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	680,573
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	710,000	636,146
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	501,896
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	480,000	495,667
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	2,610,000	2,749,270
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	5,030,000	5,312,988
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	4,970,000	5,242,952
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	755,000	793,497
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	190,000	194,712
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,035,000	1,079,671
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	345,000	359,038
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	400,000	403,268
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	4,660,000	4,782,977
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	425,000	425,476
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	45,000	51,392
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	350,000	350,032

		$105,477,963
Rhode Island - 1.1%
Providence, RI, “A”, 5%, 1/15/2025	$1,345,000	$1,581,989
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039	7,645,000	8,894,269
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/2021	4,890,000	4,981,345
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/2022	1,500,000	1,530,615
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/2023	2,500,000	2,558,625
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2025	4,115,000	4,226,805
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2021	1,120,000	1,287,283
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2022	700,000	814,296

		$25,875,227
South Carolina - 1.4%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,722,973
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	2,000,000	2,517,380
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/2037	35,000	35,051
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	5,067,482
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	5,750,000	6,337,880
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	2,745,000	3,275,636
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	6,550,000	7,811,268
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	2,920,000	3,410,239

		$31,177,909
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024	$1,000,000	$1,186,020
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025	1,000,000	1,180,270
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026	1,400,000	1,644,342

		$4,010,632
Tennessee - 2.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$10,310,000	$11,894,956
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,314,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 8/01/2017	$185,000	$185,512
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2029	4,765,000	5,596,683
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2030	2,500,000	2,928,125
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/2016	980,000	992,495
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,685,000	3,262,570
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,450,000	1,756,197
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2017	1,575,000	1,648,962
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,500,000	1,676,910
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	1,665,000	1,979,685
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	2,385,000	2,893,148
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	2,215,000	2,721,283
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,805,000	3,539,826
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/2045	2,335,000	2,515,822
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	270,000	292,154
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	1,230,000	1,331,155

		$48,530,213
Texas - 7.7%
Alamo, TX, Regional Mobile Authority, Vehicle Registration Rev., 5%, 6/15/2041	$1,745,000	$2,133,943
Alamo, TX, Regional Mobile Authority, Vehicle Registration Rev., 5%, 6/15/2046	3,410,000	4,154,574
Arlington Higher Education Finance Corp., PSF, 5%, 2/15/2041	6,000,000	7,368,180
Arlington Higher Education Finance Corp., PSF, 5%, 2/15/2046	6,000,000	7,344,960
Austin, TX, (Travis, Williamson and Hays Counties) Water and Wastewater System Rev., 5%, 11/15/2045	1,540,000	1,929,882
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2017	995,000	1,014,781
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2019	1,375,000	1,398,980
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2020	1,120,000	1,137,282
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2024	2,230,000	2,267,130
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,653,880
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	1,595,000	16
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	2,100,000	2,201,073
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	7,310,000	7,996,117
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040	2,355,000	2,714,302
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045	1,425,000	1,646,588
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	1,875,000	2,164,463
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	10,000,000	11,612,400
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2034	5,440,000	6,914,458
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	6,060,000	7,645,054
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	415,000	450,823
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	549,945
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	3,685,000	4,483,503
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.22%, 10/01/2029 (Put Date 3/01/2017)	2,475,000	2,490,147
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	116,013	870
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/2035	1,560,000	1,759,633
Harris County, TX, Cultural Educational Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032	8,235,000	9,192,154
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/2027 (Prerefunded 12/01/2018)	1,795,000	2,064,645
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,050,000	2,370,210
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	225,000	268,198
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	545,000	647,820

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	$900,000	$342,315
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	2,250,000	660,488
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,855,000	2,185,913
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	931,326
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,836,081
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,422,179
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	725,000	833,873
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	3,215,000	3,582,378
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	2,310,000	2,653,636
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	160,000	160,214
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,470,000	1,712,668
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,230,000	5,083,614
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,520,000	2,881,494
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	770,000	889,535
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2035	965,000	1,097,601
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.9%, 1/01/2026 (Put Date 8/02/2016)	5,000,000	5,000,150
New Hope Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	190,000	229,379
New Hope Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	955,000	1,028,440
New Hope Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	1,910,000	2,239,800
New Hope Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	1,910,000	2,221,636
New Hope Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	310,000	331,635
New Hope Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	470,000	502,811
New Hope Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	1,250,000	1,424,075
New Hope Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,090,000	1,188,656
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,585,000	1,819,295
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	355,000	412,844
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	355,000	406,635
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	895,000	1,014,169
New Hope, TX, Cultural Educational Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	225,000	265,928
New Hope, TX, Cultural Educational Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	245,000	284,805
New Hope, TX, Cultural Educational Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2048	485,000	557,619
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 1/01/2038	750,000	756,210
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	590,000	638,179
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	695,000	824,624
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040	2,795,000	3,295,557

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	$710,000	$813,397
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	810,000	929,378
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	730,000	739,410
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/2044	4,500,000	4,796,235
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029	395,000	441,598
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044	3,100,000	3,470,357
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	785,000	896,517
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2049	375,000	426,270
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,903,569
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,496,104
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030	735,000	900,603
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	2,575,000	3,150,435

		$172,255,646
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/2037	$2,200,000	$2,466,662

Utah - 0.1%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$1,250,000	$1,354,888
Utah Charter School Finance Authority Rev. (Spectrum Academy), 5%, 4/15/2030	150,000	154,688
Utah Charter School Finance Authority Rev. (Spectrum Academy), 6%, 4/15/2045	345,000	368,277

		$1,877,853
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$315,000	$356,832
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	2,020,000	2,160,006
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	135,000	160,884
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2030	230,000	274,137
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	1,805,000	1,871,839
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/2043	1,045,000	1,122,821

		$5,946,519
Virginia - 1.0%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	$4,870,000	$5,648,470
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,135,000	2,359,816
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2030	2,360,000	3,025,638
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	690,000	880,323
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 10.782%, 8/23/2027 (p)	4,300,000	5,805,774
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	845,000	1,009,978
Stafford County, VA, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2036	540,000	655,171
Stafford County, VA, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 4%, 6/15/2037	1,125,000	1,221,210
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	800,000	930,120
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	715,000	816,544
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	775,581
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	529,028	5

		$23,128,630

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 3.1%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	$2,255,000	$2,533,628
Seattle, WA, Port Rev., “B”, 5%, 8/01/2024	3,000,000	3,576,120
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 12/01/2025	1,000,000	1,062,300
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/2031	5,655,000	5,918,580
State of Washington, “A”, 5%, 7/01/2033 (Prerefunded 7/01/2018)	5,000,000	5,427,900
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,450,000	1,709,739
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,690,000	4,378,370
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,285,000	5,896,633
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	3,955,000	4,184,350
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034	2,165,000	2,427,485
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2045	300,000	321,495
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2050	290,000	308,702
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/2024	765,000	774,440
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	405,000	408,390
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	1,035,000	1,050,949
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	12,000,000	14,522,040
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	7,985,000	9,644,443
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 7/01/2016	5,145,000	5,145,978

		$69,291,542
West Virginia - 0.2%
Monongalia County, WV, Board of Education, 5%, 5/01/2029	$1,445,000	$1,750,256
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	480,920
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	2,110,000	2,240,187

		$4,471,363
Wisconsin - 0.8%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	$2,215,000	$2,580,918
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	665,000	769,684
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	430,000	509,374
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,390,000	1,679,481
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	260,000	288,311
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	400,000	444,272
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/2018 (Prerefunded 8/15/2016)	1,500,000	1,508,670
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	129,096
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	129,886
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	348,250
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	145,000	154,326
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	100,000	114,287
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	165,000	181,706
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	220,000	237,417
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	620,000	726,132
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	490,000	538,853
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	455,000	508,290
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	375,000	421,294
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	740,000	843,859
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,330,000	1,495,332
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,260,000	1,422,792
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,600,000	1,725,328
Wisconsin Public Finance Authority, Airport Facilities Rev., “C”, 5%, 7/01/2042	1,630,000	1,776,358

		$18,533,916
Total Municipal Bonds		$2,255,698,678

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.36%, due 7/01/16	$580,000	$580,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.36%, due 7/01/16	910,000	910,000
Total Floating Rate Demand Notes		$1,490,000

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	29,085,845	$29,085,845
Total Investments		$2,286,274,523

Other Assets, Less Liabilities - (1.7)%		(38,795,552)
Net Assets - 100.0%		$2,247,478,971

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,888,837 representing 0.6% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,255,698,678	$—	$2,255,698,678
Short-Term Securities	—	1,490,000	—	1,490,000
Mutual Funds	29,085,845	—	—	29,085,845
Total Investments	$29,085,845	$2,257,188,678	$—	$2,286,274,523

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,029,364,036
Gross unrealized appreciation	220,956,288
Gross unrealized depreciation	(1,858,320)
Net unrealized appreciation (depreciation)	$219,097,968

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,581,488	99,794,554	(111,290,197)	29,085,845

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$34,872	$29,085,845

QUARTERLY REPORT

June 30, 2016

MFS® NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 100.8%
Airport Revenue - 3.3%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$350,000	$429,876
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	555,000	649,306
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	288,211
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	196,245
New York Transportation Development Corp. Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	2,000,000	2,305,760
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	766,994
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	589,130
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,369,856
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	18,237
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	105,421
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	92,922
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	150,472

		$6,962,430
General Obligations - General Purpose - 6.8%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$550,000	$586,729
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	45,000	47,421
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	290,000	308,270
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	126,410
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,222,384
New York, NY, “B”, 5%, 8/01/2018	3,000,000	3,268,740
New York, NY, “E”, 5%, 8/01/2021	2,500,000	2,982,325
New York, NY, “E-1”, 6.25%, 10/15/2028 (Prerefunded 10/15/2018)	960,000	1,081,670
New York, NY, “E-1”, 6.25%, 10/15/2028	40,000	45,075
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,022
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2016	215,000	215,017
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	300,000	307,917
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	305,000	314,955
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	115,000	118,035
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	270,000	271,169
Rockland County, NY, BAM, 5%, 6/01/2023	400,000	485,316
Rockland County, NY, BAM, 5%, 6/01/2024	500,000	616,145
Rockland County, NY, BAM, 5%, 6/01/2026	1,100,000	1,392,281

		$14,394,881
Healthcare Revenue - Hospitals - 12.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$554,891
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	366,762
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	716,201
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/2030	550,000	557,321
Dutchess County, NY, Local Development Corp. (Health Quest Systems, Inc.), 4%, 7/01/2041	2,500,000	2,743,700
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems), “A”, 5%, 7/01/2044	1,000,000	1,182,700
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	247,183
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	278,925
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2/01/2027 (Prerefunded 2/01/2017)	1,425,000	1,464,202
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	165,000	193,388
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,186,690
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	35,000	37,838
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	201,214
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	1,495,000	1,686,166

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/2034	$1,975,000	$2,305,042
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,299,980
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025	750,000	888,593
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5%, 7/01/2032	1,500,000	1,881,390
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/2037	750,000	821,543
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,075,130
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,505,920
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	173,311
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	975,444
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	194,556
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	468,687
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	1,058,660
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	151,913
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/2031	945,000	950,462

		$26,167,812
Healthcare Revenue - Long Term Care - 2.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	$750,000	$860,535
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,144,660
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	1,000,000	1,146,720
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030	120,000	147,037
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	180,000	220,225
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	500,000	509,630
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	20,000	23,692
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	130,000	157,074

		$4,209,573
Human Services - 0.4%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/2032	$705,000	$812,872

Industrial Revenue - Airlines - 0.7%
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$1,093,670
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/2025	350,000	354,802
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/2031	100,000	101,383

		$1,549,855
Industrial Revenue - Environmental Services - 0.6%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	$1,160,000	$1,188,664

Industrial Revenue - Other - 0.6%
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/2024	$1,000,000	$1,286,870

Industrial Revenue - Paper - 0.9%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$1,337,352
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 4/01/2021	470,000	471,123

		$1,808,475
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040	$1,750,000	$2,019,938

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Other - 6.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$205,000	$233,220
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	355,163
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,380,000	1,597,405
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,753,575
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	500,000	660,235
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,996,751
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,853,725
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	1,000,000	1,175,550
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,355,320

		$13,980,944
Multi-Family Housing Revenue - 2.7%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	$400,000	$404,408
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 11/01/2040	1,520,000	1,604,542
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	720,000	721,087
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/2041	1,000,000	1,056,600
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	809,805
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “A”, 5.5%, 11/01/2034	10,000	10,012
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,072,180

		$5,678,634
Port Revenue - 0.6%
Port Authority of NY & NJ, (194th Series), 5%, 10/15/2030	$1,000,000	$1,279,540

Sales & Excise Tax Revenue - 1.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$1,165,130
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2016	180,000	182,792
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,653,670
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	11,420
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	535,000	373,895

		$3,386,907
Secondary Schools - 2.0%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	$750,000	$761,978
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	803,210
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	535,000	642,963
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	541,422
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	599,875
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	771,098

		$4,120,546
State & Agency - Other - 0.4%
New York Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 5/15/2019	$345,000	$371,938
New York Dormitory Authority Rev., City University System, AMBAC, 5.75%, 7/01/2018	340,000	355,086

		$727,024
State & Local Agencies - 14.5%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	$1,430,000	$1,187,272
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	15,000	18,285
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	50,000	60,482
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	55,000	66,335
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/2033	1,860,000	2,260,142
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/2020	865,000	869,368
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 7/01/2016	895,000	895,125
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/2020	2,000,000	2,339,060

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	$2,000,000	$2,479,540
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/2040	830,000	991,070
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 5%, 3/15/2032	2,000,000	2,529,160
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 5/15/2017	580,000	606,448
New York Urban Development Corp. Rev., “D”, 5.625%, 1/01/2028	2,000,000	2,239,440
New York Urban Development Corp. Rev., State Personal Income Tax, “A”, 5%, 3/15/2032	2,500,000	3,189,150
New York Urban Development Corp. Rev., State Personal Income Tax, “C”, 5%, 12/15/2018	3,000,000	3,318,600
New York Urban Development Corp. Rev., State Personal Income Tax, “C”, 5%, 3/15/2028	1,000,000	1,239,980
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/2040	2,000,000	2,333,720
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/2039	2,000,000	2,210,980
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 1/15/2032	1,000,000	1,101,090
United Nations Development Corp., “A”, 5%, 7/01/2026	500,000	554,545

		$30,489,792
Tax - Other - 5.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$270,000	$307,522
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	90,000	102,922
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	3,000,000	3,553,380
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/2027	3,000,000	3,515,730
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	245,000	244,182
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	370,000	390,816
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,215,000	1,286,892
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	715,000	754,268
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/2029	605,000	675,676
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2039	1,250,000	1,336,488

		$12,167,876
Tobacco - 3.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/2037	$765,000	$779,696
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	1,235,000	1,264,973
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	355,000	428,109
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	430,000	437,151
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	645,000	633,068
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	1,025,000	1,001,958
New York County Tobacco Trust II, 5.625%, 6/01/2035	685,000	686,336
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/2032	750,000	852,120
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/2026	400,000	400,916
TSASC, Inc., NY, “1”, 5.125%, 6/01/2042	415,000	409,821
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 6/01/2045	500,000	500,095

		$7,394,243
Toll Roads - 3.6%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 4%, 1/01/2056	$1,000,000	$1,101,170
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,493,100
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	261,024
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	212,835
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/2028	1,000,000	1,200,000
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 11/15/2029	2,000,000	2,198,460

		$7,466,589
Transportation - Special Tax - 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$275,000	$275,737
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	25,000	24,999

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	$115,000	$117,083
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	890,000	886,663
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,235,000	1,298,343
Metropolitan Transportation Authority Rev., NY, 6.5%, 11/15/2028	505,000	575,215
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	1,495,000	1,698,395

		$4,876,435
Universities - Colleges - 15.6%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$149,115
Albany, NY, Capital Resource Corp. Rev. (The College of Saint Rose), “A”, 5.625%, 7/01/2031	1,000,000	1,133,020
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,202,630
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,188,290
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2/01/2039	500,000	550,215
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,157,370
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,945,000	2,146,405
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), “B”, 5%, 7/01/2026	625,000	804,644
Madison County, NY, Capital Resource Corp. Rev. (Colgate University Project), “B”, 5%, 7/01/2027	250,000	319,203
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,742,839
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2023	500,000	590,395
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2024	1,000,000	1,167,820
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,269,620
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	985,000	1,033,787
New York Dormitory Authority Rev., Non-State Supported Debt (Barnard College), “A”, 5%, 7/01/2027	500,000	637,205
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/2033	600,000	670,284
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A-2”, 5%, 10/01/2046	2,000,000	3,090,800
New York Dormitory Authority Rev., Non-State Supported Debt (Fordham University), “A”, 5%, 7/01/2035	500,000	626,105
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	2,000,000	2,254,860
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/2048 (Prerefunded 7/01/2018)	1,955,000	2,133,648
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 7/01/2027	1,535,000	1,941,591
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,240,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	74,076
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	124,323
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 10/01/2027	500,000	527,345
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 7/01/2031	2,225,000	2,311,197
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/2031	1,000,000	1,152,270
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 6/01/2041	595,000	669,167

		$32,908,624
Universities - Dormitories - 1.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/2041	$2,000,000	$2,319,060

Utilities - Municipal Owned - 4.3%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$515,000	$587,270
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	155,000	187,065
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	216,185
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 5/01/2021	1,500,000	1,764,450
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 4/01/2033 (Prerefunded 4/01/2019)	1,000,000	1,150,900
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	2,000,000	2,296,520
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	885,000	889,009
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	25,000	25,963
Utility Debt Securitization Authority Rev. “A”, 5%, 12/15/2034	1,500,000	1,918,500

		$9,035,862

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,622,270
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	115,000	131,384

		$1,753,654
Water & Sewer Utility Revenue - 6.7%
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	$270,000	$318,921
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	190,000	197,089
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	570,000	719,089
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	315,000	357,156
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	135,969
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 6/15/2033	2,140,000	2,317,235
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “A”, 4.75%, 6/15/2030 (Prerefunded 6/15/2017)	235,000	244,238
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “A”, 4.75%, 6/15/2030	1,010,000	1,049,683
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 5%, 6/15/2034	2,000,000	2,451,980
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “GG”, 5%, 6/15/2028	2,000,000	2,558,080
Suffolk County, NY, Water Authority Waterworks Rev., “A”, 5%, 6/01/2038	3,000,000	3,729,060

		$14,078,500
Total Municipal Bonds		$212,065,600

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	3,025,641	$3,025,641
Total Investments		$215,091,241

Other Assets, Less Liabilities - (2.2)%		(4,604,633)
Net Assets - 100.0%		$210,486,608

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$212,065,600	$—	$212,065,600
Mutual Funds	3,025,641	—	—	3,025,641
Total Investments	$3,025,641	$212,065,600	$—	$215,091,241

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$193,732,071
Gross unrealized appreciation	21,376,748
Gross unrealized depreciation	(17,578)
Net unrealized appreciation (depreciation)	$21,359,170

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,414,908	14,955,427	(15,344,694)	3,025,641

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,243	$3,025,641

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets as of June 30, 2016, are as follows:

New York	83.8%
Puerto Rico	4.3%
Illinois	1.9%
Guam	1.9%
New Jersey	1.7%
Texas	1.4%
Colorado	1.3%
U.S. Virgin Islands	1.0%
Florida	0.9%
Michigan	0.9%
California	0.6%
Pennsylvania	0.6%
Wisconsin	0.6%
Ohio	0.4%
Indiana	0.3%
Louisana	0.3%
Washington	0.3%
Mississippi	0.1%
New Hampshire (o)	0.0%

(o)	Less than 0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

8

QUARTERLY REPORT

June 30, 2016

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.8%
Airport Revenue - 4.9%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, AMBAC, 5%, 7/01/2023	$1,430,000	$1,489,561
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	1,250,000	1,396,163
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,465,870
Charlotte, NC, Douglas International Airport Rev, “A”, 5%, 7/01/2032	1,245,000	1,518,912
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	650,000	798,356
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,055,000	1,234,266
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	517,603
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	352,086
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	2,185,000	2,337,819
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	3,440,000	3,905,982
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	237,087
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	204,985
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	174,230
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	277,795

		$17,910,715
General Obligations - General Purpose - 2.3%
Buncombe County, NC, Limited Obligation, 5%, 6/01/2028	$1,450,000	$1,836,440
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	555,000	564,840
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	240,000	286,944
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	265,000	319,034
Mecklenburg County, NC, “A”, 5%, 8/01/2018	2,100,000	2,291,016
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030	2,000,000	2,333,480
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	625,000	641,494

		$8,273,248
General Obligations - Schools - 2.0%
Wake County, NC, “C”, 5%, 3/01/2024	$5,570,000	$7,133,666

Healthcare Revenue - Hospitals - 20.0%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 10/01/2038 (Prerefunded 10/01/2017)	$2,000,000	$2,114,180
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2031	1,000,000	1,023,260
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/2034	4,000,000	4,398,600
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	1,140,000	1,356,041
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	413,888
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	597,697
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	1,820,000	1,836,344
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	310,000	363,336
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	1,450,000	1,665,470
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	790,000	897,638
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	1,110,000	1,260,227
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	55,000	59,460
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	378,755
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 10/01/2036 (Prerefunded 4/01/2018)	1,960,000	2,117,035
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/2026	2,000,000	2,405,100
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/2031	1,000,000	1,194,280
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	969,264
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2035	1,620,000	1,825,789

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	$3,500,000	$3,926,370
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,848,485
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,431,130
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,937,225
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,701,490
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	3,043,725
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	5,132,498
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/2038	1,825,000	2,140,561
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	2,000,000	2,442,100
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 10/01/2025 (Prerefunded 10/01/2017)	1,600,000	1,688,128
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	2,215,000	2,547,649
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/2034	2,000,000	2,257,320
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/2038	1,000,000	1,075,870
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 10/01/2026	1,090,000	1,102,350
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,040,000	2,373,907
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	470,000	558,031
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	270,000	318,365
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	635,000	753,459
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	2,195,000	2,531,274

		$72,686,301
Healthcare Revenue - Long Term Care - 3.1%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	$1,500,000	$1,635,225
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,212,740
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,663,395
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,091,250
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,675,695
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/2031	480,000	517,973
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/2039	1,520,000	1,647,908
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,691,410
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	35,000	41,461
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	220,000	265,817

		$11,442,874
Human Services - 0.3%
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 10/01/2034	$1,000,000	$1,002,890

Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$1,162,890

Miscellaneous Revenue - Other - 1.7%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,278,480
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	477,817
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	640,000	721,600
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,771,641
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	100,000	113,359

		$6,362,897
Multi-Family Housing Revenue - 0.2%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$635,000	$649,332

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/2040	$1,000,000	$1,127,780

Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$1,988,460
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,311,627
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	2,385,000	2,889,380
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	15,000	17,131
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	940,000	656,938

		$6,863,536
Single Family Housing - State - 0.7%
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 7/01/2038	$1,135,000	$1,145,397
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 7/01/2038	1,225,000	1,245,703

		$2,391,100
State & Local Agencies - 13.1%
Asheville, NC, Limited Obligation, 5%, 4/01/2028	$400,000	$471,084
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/2039	5,130,000	5,670,189
Charlotte, NC, COP (Transit Projects), 5%, 6/01/2033	3,000,000	3,224,520
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/2026	1,250,000	1,582,563
Charlotte, NC, COP, “E”, 5%, 6/01/2026	760,000	849,604
Charlotte, NC, COP, “E”, 5%, 6/01/2034	2,000,000	2,210,600
Chatham County, NC, Limited Obligation Bond, 5%, 11/01/2028	2,345,000	2,953,035
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	2,310,000	1,917,901
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/2029	400,000	448,728
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/2027	3,230,000	3,482,231
Mecklenburg County, NC, COP, “A”, 5%, 2/01/2028 (Prerefunded 2/01/2019)	350,000	388,514
Mooresville, NC, COP, 5%, 9/01/2032 (Prerefunded 9/01/2017)	3,120,000	3,278,215
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030	2,000,000	2,304,920
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/2026 (Prerefunded 5/01/2019)	1,450,000	1,620,723
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024	750,000	905,483
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/2035	2,000,000	2,220,420
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/2026	1,000,000	1,100,020
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/2032	3,000,000	3,365,460
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/2033	6,000,000	6,862,020
Wilmington, NC, COP, “A”, 5%, 6/01/2038	2,650,000	2,871,037

		$47,727,267
Tax - Other - 2.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$420,000	$478,367
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	145,000	165,819
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	2,225,000	2,217,569
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	660,000	697,132
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,990,000	2,099,291
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/2029	1,005,000	1,122,404
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2029	305,000	329,858
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2039	350,000	374,217
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/2025	305,000	332,761
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/2029	2,090,000	2,264,327

		$10,081,745
Tax Assessment - 0.3%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$1,053,070

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tobacco - 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/2037	$1,295,000	$1,319,877
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,975,000	2,381,732
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	865,000	879,385
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	540,000	530,010
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	920,000	899,318

		$6,010,322
Toll Roads - 1.0%
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	$375,000	$467,456
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	553,881
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	438,190
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	725,000	869,203
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,347,247

		$3,675,977
Transportation - Special Tax - 5.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2036	$850,000	$898,833
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	1,715,000	1,859,454
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	436,166
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	64,997
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	230,000	234,165
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	2,945,000	2,933,956
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/2018	5,810,000	6,115,606
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2028	2,300,000	2,684,790
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,490,890
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2033	625,000	747,219

		$19,466,076
Universities - Colleges - 18.2%
Appalachian State University, NC, Rev., 4%, 10/01/2019	$1,080,000	$1,189,447
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	450,000	691,223
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,458,159
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	1,000,000	1,115,250
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	2,000,000	2,207,100
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	1,545,000	1,621,524
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A-2”, 5%, 10/01/2046	1,315,000	2,032,201
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,771,949
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,134,140
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2028	980,000	1,076,138
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2029	865,000	949,407
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2031	2,000,000	2,199,860
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2038	1,000,000	1,099,930
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,772,655
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/2038	2,500,000	2,777,700
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 6/01/2031	3,240,000	3,481,510
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	533,142
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2020	2,180,000	2,194,519
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	157,412
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	253,250
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	115,000	83,751
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	55,000	40,152

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
University of North Carolina, Chapel Hill, 5%, 12/01/2031 (Prerefunded 12/01/2017)	$3,250,000	$3,453,710
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/2034 (Prerefunded 4/01/2019)	200,000	223,202
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	2,055,496
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026	3,000,000	3,530,760
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,400,240
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	6,239,150
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/2034	1,890,000	2,174,294
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 10/01/2034	2,000,000	2,234,360
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2024	1,615,000	1,877,389
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2025	1,705,000	1,978,738
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	572,500
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	456,104
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	569,655
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2031	500,000	575,840
University of North Carolina, Wilmington, Limited Obligation, Refunding Student Housing Projects, 5%, 6/01/2028	3,045,000	3,781,494
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	195,000	222,694
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,149,330

		$66,335,375
Universities - Dormitories - 0.5%
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	$1,550,000	$1,810,245

Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$450,000	$465,476

Utilities - Municipal Owned - 6.0%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2020	$1,000,000	$1,161,130
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,000,000	1,184,180
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	520,000	597,095
North Carolina Eastern Municipal Power Agency, ETM, AMBAC, 6%, 1/01/2018	14,245,000	15,398,560
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2019)	1,780,000	1,969,089
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030	720,000	790,819
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	245,000	254,802
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	370,000	384,341
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	40,000	41,540

		$21,781,556
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$1,695,000	$2,580,095
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,055,000	1,179,427
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,627,941
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	934,066
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	255,000	291,330

		$6,612,859
Water & Sewer Utility Revenue - 10.4%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 8/01/2032 (Prerefunded 8/01/2017)	$1,000,000	$1,047,560
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2035	3,000,000	3,270,930
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036	4,410,000	5,163,272
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,522,350
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	495,000	584,689
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	985,000	1,242,637
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029	1,590,000	1,869,109
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/2035	1,750,000	1,947,348

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/2033	$2,400,000	$2,641,632
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	264,737
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,195,590
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/2033	2,000,000	2,197,340
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	95,000	112,584
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	60,000	70,723
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	140,000	164,135
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	115,000	134,553
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,747,144
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/2030	500,000	581,415
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,980,000
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,151,580
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/2036	800,000	930,792
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,892,850
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/2034 (Prerefunded 6/01/2019)	2,000,000	2,244,880
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/2031	750,000	942,128
Winston-Salem, NC, Water & Sewer Systems Rev., “A”, 5%, 6/01/2032	750,000	939,593

		$37,839,571
Total Municipal Bonds		$359,866,768

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	3,317,621	$3,317,621
Total Investments		$363,184,389

Other Assets, Less Liabilities - 0.3%		927,019
Net Assets - 100.0%		$364,111,408

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$359,866,768	$—	$359,866,768
Mutual Funds	3,317,621	—	—	3,317,621
Total Investments	$3,317,621	$359,866,768	$—	$363,184,389

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$328,566,780
Gross unrealized appreciation	34,700,949
Gross unrealized depreciation	(83,340)
Net unrealized appreciation (depreciation)	$34,617,609

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	245,672	14,061,958	(10,990,009)	3,317,621

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,311	$3,317,621

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

North Carolina	73.3%
Puerto Rico	6.4%
Guam	2.6%
New York	2.6%
Illinois	2.4%
Michigan	1.5%
Virgin Islands	1.4%
New Jersey	1.2%
California	1.0%
Tennessee	1.0%
Texas	0.9%
Wisconsin	0.8%
Florida	0.7%
Virginia	0.7%
Colorado	0.6%
New Hampshire	0.6%
Kentucky	0.5%
Pennsylvania	0.5%
Ohio	0.4%
Indiana	0.3%
Louisiana	0.3%
Washington	0.3%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

8

QUARTERLY REPORT

June 30, 2016

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.7%
Airport Revenue - 2.6%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$264,060
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	335,000	391,923
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,259,880
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	79,029
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	64,424
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	52,269
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	92,598

		$3,204,183
General Obligations - General Purpose - 10.1%
Bucks County, PA, 5%, 5/01/2027	$325,000	$424,736
Cambria County, PA, BAM, 5%, 8/01/2020	1,000,000	1,133,020
Commonwealth of Pennsylvania, 5%, 4/15/2019	1,000,000	1,110,380
Commonwealth of Pennsylvania, 5%, 6/01/2020	1,500,000	1,719,540
Commonwealth of Pennsylvania, AGM, 4%, 2/01/2034	1,000,000	1,113,600
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	325,000	346,704
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	190,000	193,369
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	75,000	89,670
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	90,000	108,351
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	375,689
Philadelphia, PA, Authority For Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2031	1,000,000	1,211,440
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,200,790
Philadelphia, PA, Redevelopment Authority Rev., BAM, 5%, 4/15/2024	1,000,000	1,178,490
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	520,000	533,723
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	430,000	444,035
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	25,000	25,028
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	165,000	165,714
Township of Cranberry Butler County, PA, 5%, 10/01/2035	1,000,000	1,236,050

		$12,610,329
General Obligations - Schools - 9.4%
Carlisle, PA, School District, 5%, 9/01/2026	$1,000,000	$1,167,400
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	802,482
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2033	760,000	504,290
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	160,000	174,602
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	110,000	120,039
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	220,000	240,225
Daniel Boone, PA, School District Rev., 5%, 8/15/2032	10,000	10,817
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 4/01/2034	1,275,000	1,422,938
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,208,790
Pittsburgh, PA, School District, “B”, 5%, 9/01/2021	1,000,000	1,183,270
Reading, PA, School District, “A”, 5%, 4/01/2018	1,000,000	1,056,640
Reading, PA, School District, “A”, 5%, 4/01/2020	665,000	738,037
Scranton, PA, School District, “A”, AGM, 5%, 7/15/2027	1,340,000	1,398,411
West Chester, PA, Area School District, “A”, 5%, 5/15/2024	500,000	640,215
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 11/15/2034	1,000,000	1,112,610

		$11,780,766
Healthcare Revenue - Hospitals - 19.5%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 5%, 9/01/2018	$500,000	$545,180
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	1,000,000	1,133,980

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	$1,500,000	$1,711,155
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/2039 (Prerefunded 7/01/2019)	500,000	595,170
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	1,024,225
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041	500,000	635,530
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 5/15/2040	1,000,000	1,126,840
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020 (Prerefunded 6/01/2019)	445,000	508,688
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020	305,000	346,453
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	305,000	352,961
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	705,000	814,289
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	541,315
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 6/01/2034	1,000,000	1,106,790
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028	500,000	574,215
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	189,699
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	170,771
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/2025	335,000	388,590
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	390,000	454,646
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,233,460
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), NATL, 7%, 7/01/2016	45,000	45,007
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/2039	750,000	854,888
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	105,000	123,065
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 1/01/2027	250,000	255,143
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 1/01/2037	250,000	254,968
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2030	500,000	580,125
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	20,000	21,622
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040	500,000	549,190
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5%, 8/15/2029	1,000,000	1,247,310
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,183,450
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	945,578
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025 (Prerefunded 6/01/2018)	430,000	472,923
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025	320,000	344,243
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,179,380
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033	500,000	571,035
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	155,000	184,032
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	605,020
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,113,110
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/2031	485,000	487,803

		$24,471,849
Healthcare Revenue - Long Term Care - 5.6%
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2037	$300,000	$302,334
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	250,000	252,928
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	526,945
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	500,000	540,185
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	500,000	536,720
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	450,000	511,799
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	50,000	56,560
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	885,765
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	572,865
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	596,350
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/2036	1,000,000	1,200,690

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/2029	$250,000	$291,633
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	420,608
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030	65,000	79,645
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	105,000	128,464
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	10,000	11,846
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	70,000	84,578

		$6,999,915
Industrial Revenue - Environmental Services - 0.5%
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/2043	$500,000	$519,450
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	115,000	115,460

		$634,910
Industrial Revenue - Other - 1.1%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,352,680

Miscellaneous Revenue - Other - 1.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$164,961
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	225,000	253,688
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	893,768

		$1,312,417
Sales & Excise Tax Revenue - 0.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$688,541
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2016	120,000	121,861
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	325,000	227,133

		$1,037,535
Secondary Schools - 2.9%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$345,000	$414,621
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/2025	150,000	191,187
Montgomery County, PA, Higher Education & Health Authority Refunding Rev. (The Hill School Project), 5%, 8/15/2026	210,000	265,310
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	515,745
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	554,075
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/2035	665,000	747,972
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	400,000	430,192
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	470,392

		$3,589,494
Single Family Housing - State - 0.7%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 10/01/2022	$910,000	$916,097

Solid Waste Revenue - 0.4%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	$500,000	$555,145

State & Local Agencies - 3.5%
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036	$1,500,000	$1,740,915
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	815,000	885,766
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	745,000	618,544
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	60,000	65,794
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	440,000	482,486

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	$500,000	$564,915

		$4,358,420
Tax - Other - 1.9%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	$750,000	$828,038
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	140,000	159,456
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	45,000	51,461
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	655,000	693,756
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	430,000	453,616
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/2037	125,000	140,151

		$2,326,478
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	$215,000	$218,029

Tobacco - 1.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	$665,000	$681,140
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	755,000	910,485
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	285,000	289,740
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	165,000	161,948

		$2,043,313
Toll Roads - 1.9%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$1,405,579
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/2030	525,000	652,465
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	178,261
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	137,717

		$2,374,022
Transportation - Special Tax - 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$145,000	$147,791
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	270,724
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	530,000	528,013
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	745,000	783,211
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/2030	1,000,000	1,175,810

		$2,905,549
Universities - Colleges - 17.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2033	$1,250,000	$1,340,213
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032	500,000	604,670
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038	250,000	269,563
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/2040	500,000	572,295
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	155,000	238,088
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,207,640
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 11/01/2031	250,000	279,930
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/2026	1,000,000	1,060,950
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/2039	300,000	333,207
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	565,000	620,822
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	750,000	840,863
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/2031	350,000	395,899
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/2040	1,000,000	1,095,990
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,050,000	1,158,728

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 4/15/2037	$500,000	$534,455
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	505,000	530,013
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/2034	250,000	272,230
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/2033	500,000	559,715
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 5/01/2037	630,000	663,718
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 5/01/2027	500,000	521,195
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 5/01/2037	500,000	517,045
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	500,000	577,155
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2027	805,000	1,007,924
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2036	750,000	909,023
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	87,486
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 1/01/2038	1,000,000	1,074,050
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), “B”, 5%, 4/01/2027	520,000	656,588
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	25,000	25,002
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/2030	1,000,000	1,138,600
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/2035	1,000,000	1,139,670
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,234,630

		$21,467,357
Universities - Dormitories - 3.1%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), “A”, 5%, 7/01/2045	$1,000,000	$1,085,730
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	1,000,000	1,107,590
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/2043	1,000,000	1,099,290
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	500,000	567,475

		$3,860,085
Utilities - Investor Owned - 2.3%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/2039	$1,000,000	$1,117,570
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	415,000	483,728
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 8/01/2029 (Put Date 8/01/2016)	110,000	110,417
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 10/01/2039	1,000,000	1,115,250

		$2,826,965
Utilities - Municipal Owned - 1.9%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$315,000	$359,204
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	95,000	114,653
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	126,108
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	605,550
Philadelphia, PA, Gas Works Rev., 5.25%, 8/01/2040	1,000,000	1,130,250

		$2,335,765
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$545,000	$829,588
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	418,650
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	420,000	469,535
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	235,000	279,415
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	255,000	295,884
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	75,000	85,685

		$2,378,757
Water & Sewer Utility Revenue - 7.4%
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	$500,000	$628,190
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	1,000,000	1,148,220

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033	$1,000,000	$1,151,900
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A” , 5%, 12/01/2040	1,000,000	1,201,200
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	575,300
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	45,000	46,735
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	110,000	114,104
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	340,000	428,930
Delaware County, PA, Regional Water Quality Control Authority Rev., 5%, 5/01/2027	450,000	562,563
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	45,000	51,570
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	140,725
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	260,000	294,796
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/2031	1,000,000	1,046,040
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 1/01/2032	1,000,000	1,096,180
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/2030	750,000	826,178

		$9,312,631
Total Municipal Bonds		$124,872,691

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	889,734	$889,734
Total Investments		$125,762,425

Other Assets, Less Liabilities - (0.4)%		(491,433)
Net Assets - 100.0%		$125,270,992

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$124,872,691	$—	$124,872,691
Mutual Funds	889,734	—	—	889,734
Total Investments	$889,734	$124,872,691	$—	$125,762,425

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$113,196,002
Gross unrealized appreciation	12,568,583
Gross unrealized depreciation	(2,160)
Net unrealized appreciation (depreciation)	$12,566,423

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,755,968	3,784,569	(5,650,803)	889,734

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,149	$889,734

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

Pennsylvania	83.0%
Puerto Rico	4.2%
Illinois	2.7%
Michigan	1.5%
Arkansas	1.4%
Guam	1.3%
Texas	1.2%
Florida	0.9%
Colorado	0.9%
Tennessee	0.8%
New Jersey	0.8%
Kentucky	0.7%
Wisconsin	0.5%
Indiana	0.3%
Louisiana	0.3%
Georigia	0.3%
U.S. Virgin Islands	0.1%
New Hampshire (o)	0.0%

(o)	Less than 0.1%.

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

8

QUARTERLY REPORT

June 30, 2016

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.7%
Airport Revenue - 3.7%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	$2,000,000	$2,369,720
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	258,801
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	178,929
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,534,760
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	1,120,000	1,198,333
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	12,158
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	105,421
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	87,115
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	138,898

		$6,884,135
General Obligations - General Purpose - 7.0%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$1,096,568
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2027	2,020,000	2,661,249
Charleston County, SC, General Obligation, Transportation Sales Tax, 5%, 11/01/2020	2,000,000	2,356,300
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	495,000	528,056
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	67,606
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	280,000	297,640
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	60,195
Laurens County, SC, School District No. 56, 6.125%, 3/01/2033 (Prerefunded 3/01/2019)	1,000,000	1,142,850
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2016	195,000	195,016
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	105,000	107,771
Richland County, SC, General Obligation, “B”, 5%, 3/01/2023	1,000,000	1,249,290
South Carolina, State Highway, “A”, 5%, 6/01/2018	3,000,000	3,251,910

		$13,014,451
General Obligations - Schools - 10.8%
Anderson County, SC, School District, “A”, 5%, 3/01/2021	$1,065,000	$1,262,643
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,627,574
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,210,210
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,776,058
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,279,785
Oconee County, GA, General Obligation, “A”, 5%, 3/01/2022	805,000	974,968
Orangeburg County, SC, Consolidated School District, 4%, 4/01/2019	1,315,000	1,430,089
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,375,380
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,547,950
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), N, 5%, 12/01/2026	1,000,000	1,247,220
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), N, 5%, 12/01/2027	1,195,000	1,477,845

		$20,209,722
Healthcare Revenue - Hospitals - 14.9%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	$400,000	$462,900
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	1,068,394
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,395,970
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	3,400,000	3,786,172
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 10/01/2039	1,000,000	1,120,850
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,243,456
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028	550,000	631,637
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	480,000	570,965
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	178,202
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	204,925

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	$605,000	$705,285
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	865,000	1,011,730
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2032	1,500,000	1,580,685
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	585,905
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	465,000	469,176
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	400,000	454,500
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039	445,000	505,226
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	585,000	666,362
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	915,000	1,064,767
South Carolina Jobs & Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,403,188
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	275,000	301,810
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030	1,000,000	1,196,190
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/2038	1,500,000	1,659,345
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	2,000,000	2,266,820
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	105,000	123,809
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	255,000	302,570

		$27,960,839
Healthcare Revenue - Long Term Care - 0.9%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2047	$205,834	$212,402
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	151,747	16,959
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 10/01/2026	400,000	401,284
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	782,573
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	263,390

		$1,676,608
Industrial Revenue - Other - 0.6%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 5/01/2017	$1,000,000	$1,049,410

Industrial Revenue - Paper - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,102,240
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	125,017

		$1,227,257
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$51,012

Multi-Family Housing Revenue - 0.5%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2/20/2038	$1,000,000	$1,001,610

Port Revenue - 1.0%
South Carolina Port Authority Rev., 5%, 7/01/2029	$450,000	$548,298
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	599,765
South Carolina Port Authority Rev., 5%, 7/01/2028	300,000	366,624
South Carolina Ports Authority, Ports Rev., 5.25%, 7/01/2040	250,000	284,048

		$1,798,735
Sales & Excise Tax Revenue - 0.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$725,000	$843,182
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	475,000	331,963

		$1,175,145

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$220,000	$244,422

Single Family Housing - State - 1.0%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/2026	$830,000	$831,602
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 7/01/2032	1,035,000	1,035,114

		$1,866,716
Solid Waste Revenue - 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 10/01/2028 (Prerefunded 10/01/2017)	$1,000,000	$1,055,210

State & Local Agencies - 10.1%
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2024	$1,000,000	$1,266,890
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2020	800,000	923,736
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	1,000,000	1,178,650
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,202,580
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 12/01/2031 (Prerefunded 12/01/2016)	3,720,000	3,790,643
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,446,871
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	1,330,000	1,104,246
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 12/01/2028 (Prerefunded 12/01/2016)	680,000	692,852
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	1,140,000	1,435,625
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	290,000	338,253
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	15,000	18,285
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	50,000	60,482
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	55,000	66,335
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,464,900

		$18,990,348
Tax - Other - 5.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/2025	$50,000	$52,909
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,188,590
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029	750,000	847,995
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030	500,000	565,720
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	180,000	205,015
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	60,000	68,615
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	310,000	308,965
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	390,000	411,941
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,245,000	1,318,667
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	635,000	669,874
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/2037	160,000	179,394
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2024	585,000	678,027
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2029	585,000	663,993
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2032	2,100,000	2,317,581
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2034	580,000	647,587

		$10,124,873
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/2037	$355,000	$355,518

Tobacco - 1.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	$840,000	$860,387
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	850,000	1,025,049
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	235,000	230,653
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	920,000	899,318

		$3,015,407

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$335,000	$401,632
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	621,360

		$1,022,992
Transportation - Special Tax - 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2034	$155,000	$164,114
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2036	435,000	459,991
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	755,000	769,534
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	19,999
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	100,000	101,811
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	970,000	966,363
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,110,000	1,166,932
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	80,000	81,754
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/2023	2,825,000	3,349,264

		$7,079,762
Universities - Colleges - 6.8%
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	$230,000	$353,292
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	1,205,000	1,448,579
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	236,952
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	69,446
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	115,114
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	55,000	40,055
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	21,901
South Carolina Educational Facilities Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,884,119
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 4/01/2032	1,000,000	1,028,230
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	875,889
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2030	1,800,000	2,226,600
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,003
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	1,000,000	1,133,060
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 5/01/2038	1,000,000	1,075,630
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	2,000,000	2,262,120

		$12,800,990
Universities - Dormitories - 2.1%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035	$2,555,000	$2,900,998
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2039	1,000,000	1,073,650

		$3,974,648
Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$932,488
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.592%, 8/01/2029 (Put Date 8/01/2016)	150,000	150,569

		$1,083,057
Utilities - Municipal Owned - 8.8%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/2031	$2,500,000	$2,744,225
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/2034	2,325,000	2,615,927
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	860,000	1,044,289
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	174,996
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	204,175
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	3,296,916
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,157,100
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	20,770

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
South Carolina Public Service Authority Rev., “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	$2,305,000	$2,580,240
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2046	2,000,000	2,384,160
South Carolina Public Service Authority, “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	195,000	218,285

		$16,441,083
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$1,042,693
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	790,000	895,473
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	172,133
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	318,263
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	344,810
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	719,323
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	382,909

		$3,875,604
Water & Sewer Utility Revenue - 15.3%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/2035	$1,000,000	$1,180,040
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2021	400,000	472,028
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2025	580,000	676,593
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2036	3,000,000	3,474,570
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	36,350
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	505,000	637,088
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/2029	1,000,000	1,105,230
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,144,040
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 10/01/2030	1,000,000	1,096,990
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	108,302
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	315,000	357,156
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	490,192
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	635,375
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	623,560
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 3/01/2032	1,405,000	1,441,895
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039	2,000,000	2,250,880
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	50,000	59,255
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	30,000	35,362
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	70,000	82,067
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	60,000	70,202
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	4,181,377
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,436,220
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,179,570
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/2039	2,000,000	2,230,120
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 6/01/2017	2,040,000	2,123,518
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 12/01/2025 (Prerefunded 12/01/2017)	540,000	573,372

		$28,701,352
Total Municipal Bonds		$186,680,906

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	1,333,418	$1,333,418
Total Investments		$188,014,324

Other Assets, Less Liabilities - (0.4)%		(697,964)
Net Assets - 100.0%		$187,316,360

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$186,680,906	$—	$186,680,906
Mutual Funds	1,333,418	—	—	1,333,418
Total Investments	$1,333,418	$186,680,906	$—	$188,014,324

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$171,743,433
Gross unrealized appreciation	16,310,652
Gross unrealized depreciation	(39,761)
Net unrealized appreciation (depreciation)	$16,270,891

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	792,476	8,067,222	(7,526,280)	1,333,418

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,908	$1,333,418

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets as of June 30, 2016, are as follows:

South Carolina	78.4%
Puerto Rico	4.4%
California	2.6%
Virgin Islands	2.4%
Guam	1.6%
Michigan	1.5%
Illinois	1.2%
Kentucky	1.2%
Tennessee	1.0%
Florida	0.7%
Texas	0.7%
New Jersey	0.7%
New York	0.6%
Pennsylvania	0.6%
Virginia	0.6%
Colorado	0.6%
New Hampshire	0.5%
Nebraska	0.5%
Indiana	0.4%
Georgia	0.3%
Washington	0.2%
Louisiana	0.2%
Ohio (o)	0.0%

(o)	Less than 0.1%

8

QUARTERLY REPORT

June 30, 2016

MFS® TENNESSEE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.0%
Airport Revenue - 4.1%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$200,000	$245,639
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	1,000,000	1,133,610
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,170,200
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,322,431
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	680,000	727,559

		$4,599,439
General Obligations - General Purpose - 18.1%
Chattanooga, TN, “B”, 4%, 10/01/2023	$1,325,000	$1,523,498
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	195,000	208,022
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	215,000	228,545
Johnson City, TN, 5%, 6/01/2031	1,000,000	1,107,630
Memphis, TN, “A”, 5%, 11/01/2022	1,500,000	1,847,070
Memphis, TN, “B”, 5%, 4/01/2034	1,025,000	1,253,022
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,234,640
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	2,000,000	2,331,980
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/2028 (Prerefunded 1/01/2018)	2,000,000	2,131,760
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,150,500
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	190,000	195,014
Shelby County, TN, “A”, 4.75%, 3/01/2018	200,000	213,778
Shelby County, TN, “A”, 5%, 3/01/2028	2,000,000	2,398,740
Shelby County, TN, General Obligation Refunding Rev., “A”, 5%, 4/01/2027	1,000,000	1,335,820
State of Tennessee, “A”, 5%, 10/01/2029	1,500,000	1,792,890
Sumner County, TN, 5%, 6/01/2021	1,300,000	1,547,962

		$20,500,871
General Obligations - Schools - 1.8%
Williamson County, TN, School District, 5%, 4/01/2026	$740,000	$983,460
Williamson County, TN, School District, “A”, 4%, 3/01/2019	1,015,000	1,106,533

		$2,089,993
Healthcare Revenue - Hospitals - 16.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,161,870
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	576,865
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/2033	1,000,000	1,122,020
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	295,000	341,389
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	785,414
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	405,000	481,752
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,836,360
Jackson, TN, Hospital Rev., Prerefunded & Improvement, 5.625%, 4/01/2038 (Prerefunded 4/01/2018)	730,000	793,386
Jackson, TN, Hospital Rev., Unfunded Balance, 5.625%, 4/01/2038	270,000	291,541
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/2018	65,000	65,261
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	790,000	920,950
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	265,000	309,952
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2024	1,000,000	1,211,940
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 1/01/2041	900,000	266,796
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	675,000	681,062
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	2,119,548

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 8/01/2030	$85,000	$99,624
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	510,000	579,488
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	118,361
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/2040	1,500,000	1,695,405
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 9/01/2027 (Prerefunded 3/01/2018)	1,500,000	1,612,380
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	201,841
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	785,000	905,262

		$18,178,467
Healthcare Revenue - Long Term Care - 2.8%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 4/01/2023	$350,000	$354,312
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	1,000,000	1,073,900
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/2037	1,000,000	1,101,620
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	584,975

		$3,114,807
Miscellaneous Revenue - Entertainment & Tourism - 2.5%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/2029	$2,500,000	$2,836,025

Miscellaneous Revenue - Other - 3.9%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/2017	$235,000	$235,059
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2021	535,000	635,591
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,495,128
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	785,000	854,104
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,175,265

		$4,395,147
Sales & Excise Tax Revenue - 2.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$480,000	$569,827
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	345,165
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	878,323
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	285,000	199,178
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	2,890,000	276,255

		$2,268,748
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$130,000	$144,431

Single Family Housing - State - 1.5%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/2029	$590,000	$617,813
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/2024	1,030,000	1,095,364

		$1,713,177
State & Agency - Other - 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/2040	$1,000,000	$1,051,360

State & Local Agencies - 9.7%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2020	$700,000	$813,106
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024	1,000,000	1,158,420
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	795,000	660,057
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	360,000	389,538

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	$1,640,000	$1,774,874
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2045	1,285,000	1,592,025
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2028	1,000,000	1,288,070
Tennessee School Bond Authority, “A”, 5%, 11/01/2043	1,000,000	1,204,070
Tennessee School Bond Authority, “C”, AGM, 5%, 5/01/2032	2,000,000	2,072,980

		$10,953,140
Tax - Other - 1.8%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/2025	$25,000	$26,455
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	150,000	170,846
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	50,000	57,179
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	180,000	179,399
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	230,000	242,940
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	415,000	439,556
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	380,000	400,870
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	250,000	281,923
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	245,000	282,162

		$2,081,330
Tobacco - 1.7%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$200,000	$241,188
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	245,000	249,074
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	190,000	186,485
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	550,000	537,636
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	730,000	730,350

		$1,944,733
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$200,000	$239,780
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	371,654

		$611,434
Transportation - Special Tax - 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2034	$95,000	$100,586
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2036	260,000	274,937
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	600,000	650,538
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	14,999
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	45,000	45,815
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	545,000	542,956
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	655,000	688,595
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	40,000	40,877
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	60,000	61,421

		$2,420,724
Universities - Colleges - 7.7%
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	$140,000	$215,047
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	500,000	546,965
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	276,228
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 9/01/2023	1,000,000	1,124,770
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2028	500,000	597,315
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	446,936
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,187,980
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), Prerefunded, 5%, 10/01/2034 (Prerefunded 10/01/2019)	535,000	607,086

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), Unrefunded, 5%, 10/01/2034	$1,965,000	$2,225,716
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	142,171
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	25,000	24,866
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	30,000	32,450
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	40,000	47,460
Shelby County, TN, Health Educational & Housing Facilities Rev. (Rhodes College), 5.5%, 8/01/2040	1,000,000	1,197,920
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,001

		$8,687,911
Universities - Dormitories - 0.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$594,480

Utilities - Municipal Owned - 8.3%
Chattanooga, TN, Electric Rev., “A”, 5%, 9/01/2033 (Prerefunded 3/01/2018)	$2,000,000	$2,145,020
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/2035	1,000,000	1,077,410
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034	1,250,000	1,427,963
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	300,000	342,099
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	470,000	530,992
Johnson City, TN, Electric Rev., AGM, 5%, 5/01/2029	1,000,000	1,070,780
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	195,000	223,911
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,243,650
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2028	1,000,000	1,270,070
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	10,385

		$9,342,280
Utilities - Other - 1.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$225,000	$265,219
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	136,735
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	103,110
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,514,364

		$2,019,428
Water & Sewer Utility Revenue - 11.1%
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2030	$150,000	$177,179
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2041	2,000,000	2,485,480
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029	1,000,000	1,205,240
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	305,000	384,776
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	78,218
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	358,677
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., NATL, 5.25%, 9/01/2037 (Prerefunded 9/01/2017)	1,000,000	1,054,340
Memphis, TN, Sanitary Sewerage System Rev., 5%, 10/01/2021	865,000	1,008,106
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,454,740
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	30,000	35,553
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	20,000	23,574
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	45,000	52,758
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	35,000	40,951
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	88,380
South Blount County, TN, Utility District Waterworks Rev., Prerefunded & Improvement, AGM, 5%, 12/01/2033 (Prerefunded 12/01/2019)	680,000	775,356
South Blount County, TN, Utility District Waterworks Rev., Unrefunded Balance & Improvement, AGM, 5%, 12/01/2033	1,460,000	1,644,267

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	$550,000	$691,840

		$12,559,435
Total Municipal Bonds		$112,107,360

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	309,957	$309,957
Total Investments		$112,417,317

Other Assets, Less Liabilities - 0.8%		850,784
Net Assets - 100.0%		$113,268,101

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$112,107,360	$—	$112,107,360
Mutual Funds	309,957	—	—	309,957
Total Investments	$309,957	$112,107,360	$—	$112,417,317

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$102,263,308
Gross unrealized appreciation	10,155,030
Gross unrealized depreciation	(1,021)
Net unrealized appreciation (depreciation)	$10,154,009

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,884,410	5,751,686	(7,326,139)	309,957

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,947	$309,957

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets, as of June 30, 2016, are as follows:

Tennessee	81.1%
Puerto Rico	4.2%
Guam	2.6%
New York	1.9%
Kentucky	1.7%
Virgin Islands	1.2%
Florida	1.1%
Illinois	1.0%
New Jersey	1.0%
Wisconsin	0.8%
Pennsylvania	0.6%
Virginia	0.6%
Colorado	0.5%
New Hampshire	0.5%
Texas	0.5%
Georgia	0.3%
California	0.2%
Michigan	0.1%
Mississippi	0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

7

QUARTERLY REPORT

June 30, 2016

MFS® VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 101.3%
Airport Revenue - 3.2%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$626,402
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	855,000	1,000,282
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/2028	1,500,000	1,636,290
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,222,266
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,242,680
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,354,140
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,173,090

		$9,255,150
General Obligations - General Purpose - 12.3%
Arlington County, VA, General Obligation, “A”, 5%, 8/01/2022	$1,950,000	$2,403,941
Chesapeake, VA, “B”, 5%, 6/01/2023	1,930,000	2,288,034
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	790,000	842,756
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	925,000	1,105,930
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	540,000	574,020
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	132,429
Isle Wight County, VA, “A”, 4%, 4/01/2020	1,045,000	1,167,756
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,729,000
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/2018	5,500,000	6,057,810
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,171,000
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,264,410
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	500,000	609,000
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2016	300,000	300,024
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	650,000	667,154
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	575,000	593,768
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	170,000	174,486
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	380,000	381,645
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2024	1,785,000	2,212,275
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028	220,000	271,152
Stafford County, VA, General Obligation Public Improvement, 5%, 7/01/2022	555,000	681,679
Suffolk, VA, General Obligation, 5%, 12/01/2021	3,330,000	4,034,795
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	3,079,143
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,444,580

		$36,186,787
Healthcare Revenue - Hospitals - 16.4%
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 9/01/2037	$1,000,000	$1,037,200
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	2,000,000	2,551,660
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), Prerefunded, 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	530,000	601,799
Fairfax County, VA, Industrial Development Authority Health Care Rev., Unrefunded Balance , 5.5%, 5/15/2035	970,000	1,100,795
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,382,120
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “C”, 5%, 5/15/2025	500,000	556,505
Fauquier County, VA, Industrial Development Authority Hospital Authority Rev. (Fauquier Hospital Obligation Group), “B”, 5.25%, 10/01/2037 (Prerefunded 10/01/2017)	2,000,000	2,116,920
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	889,305
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,177,020
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/2019	1,125,000	1,227,251
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,945,439
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	1,500,000	1,674,870

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	$970,000	$1,153,825
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	431,134
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	449,696
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	1,635,000	1,649,682
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	635,000	721,519
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,412,136
Roanoke, VA, Economic Development Authority Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,685,343
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	52,353
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	3,306,468
Roanoke, VA, Industrial Development Authority Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 7/01/2017	820,000	841,468
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	1,805,000	2,100,442
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 9/01/2037	2,000,000	2,078,740
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,553,600
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/2029	1,400,000	1,599,248
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	220,000	259,409
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	530,000	628,872
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,349,100
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	750,948
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	497,120
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/2031	1,280,000	1,287,398

		$48,069,385
Healthcare Revenue - Long Term Care - 2.3%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,066,790
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,210,850
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/2038	750,000	756,000
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	457,888
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	443,616
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	9,235
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 1/01/2037	1,000,000	1,013,080
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	500,000	540,715
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 9/01/2031	750,000	751,425
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030	175,000	214,429
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	265,000	324,220

		$6,788,248
Industrial Revenue - Other - 1.2%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$2,685,000	$3,615,514

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$124,267
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	162,522
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	17

		$286,806
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$80,000	$90,687

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Multi-Family Housing Revenue - 6.7%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/2031 (Put Date 11/01/2019)	$2,565,000	$2,615,043
Virginia Housing Development Authority Rev., “C”, 5.625%, 11/01/2038	1,355,000	1,365,745
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/2030	1,450,000	1,597,393
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/2045	3,050,000	3,242,699
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/2039	3,000,000	3,152,880
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/2037	1,330,000	1,415,080
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	4,066,511
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/2045	2,125,000	2,255,688

		$19,711,039
Port Revenue - 1.3%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031	$3,000,000	$3,666,210

Sales & Excise Tax Revenue - 0.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$1,320,000	$1,535,173
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	40,000	45,682
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	750,000	524,153

		$2,105,008
Secondary Schools - 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/2040	$1,900,000	$2,085,820

Single Family Housing - State - 0.5%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 8/01/2026	$1,370,000	$1,372,644

State & Local Agencies - 13.6%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.201%, 6/01/2037	$1,955,000	$1,623,158
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	620,880
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,237,450
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,195,240
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2/01/2029	500,000	534,770
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2034	2,770,000	3,472,555
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,984,648
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,813,125
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	2,400,000	2,580,984
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/2033	600,000	640,476
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,644,655
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/2029	1,500,000	1,664,730
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	3,000,000	3,567,480
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/2020	3,000,000	3,500,820
Virginia Public Building Authority Rev., “B”, 5.25%, 8/01/2028 (Prerefunded 8/01/2018)	1,000,000	1,092,850
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2029	950,000	1,063,801
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,143,850
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2019	1,175,000	1,326,469
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030	1,000,000	1,167,330
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	100,000	112,978
Western Virginia,VA, Regional Jail Authority Rev., 5%, 12/01/2037	1,770,000	2,200,907
Western Virginia,VA, Regional Jail Authority Rev., 5%, 12/01/2038	1,470,000	1,818,728

		$40,007,884
Tax - Other - 2.7%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/2025	$75,000	$79,364
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	365,000	415,724
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	120,000	137,230
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	620,000	654,881

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax - Other - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	$2,030,000	$2,150,115
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	990,000	1,044,371
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/2029	830,000	926,961
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2029	250,000	270,375
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2039	285,000	304,719
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/2025	250,000	272,755
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 10/01/2029	1,645,000	1,782,209

		$8,038,704
Tax Assessment - 0.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$828,975
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	532,170

		$1,361,145
Tobacco - 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,110,000	$1,110,433
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,261,734
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/2034	275,000	269,863
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,575,000	1,899,356
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	685,000	696,392
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	735,000	718,477
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 6/01/2047	1,000,000	969,960

		$6,926,215
Toll Roads - 2.3%
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	$2,000,000	$2,251,240
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/2034	2,500,000	2,769,275
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	565,000	677,379
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	1,051,085

		$6,748,979
Transportation - Special Tax - 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$49,998
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	173,079
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,250,000	1,245,313
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,695,000	1,781,937
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,245,110
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	617,915
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032	1,200,000	1,382,016
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/2029	1,485,000	1,655,107
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032	1,365,000	1,519,559

		$9,670,034
Universities - Colleges - 9.1%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,770,000	$1,716,369
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	360,000	552,978
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	678,769
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A-2”, 5%, 10/01/2046	1,065,000	1,645,851
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034	1,000,000	1,188,170
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	285,000	285,111
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	211,809
University of Virginia (University Rev.), 5%, 9/01/2025	3,760,000	4,480,266

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	$685,000	$832,467
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,122,620
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	1,000,000	1,142,020
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 6/01/2026	2,000,000	2,001,180
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,503,251
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	2,180,000	2,234,544
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,344,070
Virginia College Building Authority, Educational Facilities Rev. (Washington and Lee University), “A”, 5%, 1/01/2040	1,000,000	1,221,260
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	3,102,325
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	570,690

		$26,833,750
Utilities - Municipal Owned - 3.3%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 7/15/2016	$240,000	$240,530
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	785,000	895,159
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	1,250,000	1,412,213
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	470,000	539,682
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	57,259
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	260,000	244,616
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/2016	20,000	20,002
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	15,000	15,534
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,241
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,032
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	30,000	28,622
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	20,000	20,725
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	185,000	177,450
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	300,000	311,628
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	36,348
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	3,143,928
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,397,380

		$9,571,349
Utilities - Other - 1.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$945,000	$1,056,453
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	555,000	654,206
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	344,810
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	264,143
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,438,646

		$3,758,258
Water & Sewer Utility Revenue - 17.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$105,000	$109,049
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	265,000	274,887
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	790,000	996,632
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,204,740
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	68,760
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	205,224
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	620,000	702,975
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	745,000	802,134
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	1,255,000	1,351,246
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2038 (Prerefunded 4/01/2018)	3,750,000	4,037,588
James City, VA, Water & Sewer Rev., 5%, 1/15/2040	1,290,000	1,377,307
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	80,000	94,807
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	50,000	58,936
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	110,000	128,963

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	$100,000	$117,003
Norfolk, VA, Water Rev., 5%, 11/01/2028	1,000,000	1,194,260
Norfolk, VA, Water Rev. , 4.75%, 11/01/2038 (Prerefunded 11/01/2018)	4,000,000	4,380,551
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 7/01/2041 (Prerefunded 7/01/2017)	2,000,000	2,088,680
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,619,881
Virginia Resources Authority, Clean Water Rev., 4.75%, 10/01/2027 (Prerefunded 10/01/2017)	3,000,000	3,155,520
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2031 (Prerefunded 10/01/2019)	1,000,000	1,135,780
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/2033	985,000	1,086,918
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 11/01/2040	1,400,000	1,612,660
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2038 (Prerefunded 11/01/2018)	2,600,000	2,863,042
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	95,000	114,989
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	175,000	193,718
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	1,840,000	2,036,806
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	1,245,000	1,495,183
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	5,755,000	6,895,008
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	3,000,000	3,587,430
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	1,500,000	1,795,455
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,299,024
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,239,188
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	1,021,917
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	623,538

		$50,969,808
Total Municipal Bonds		$297,119,415

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	891,423	$891,423
Total Investments		$298,010,838

Other Assets, Less Liabilities - (1.6)%		(4,590,798)
Net Assets - 100.0%		$293,420,040

(a)	Non-income producing security.
(d)	In default.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly shows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$297,119,415	$—	$297,119,415
Mutual Funds	891,423	—	—	891,423
Total Investments	$891,423	$297,119,415	$—	$298,010,838

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$267,933,079
Gross unrealized appreciation	26,640,457
Gross unrealized depreciation	(1,576,466)
Net unrealized appreciation (depreciation)	$25,063,991

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,556,870	12,741,254	(15,406,701)	891,423

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,847	$891,423

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets as of June 30, 2016, are as follows:

Virginia	75.9%
Puerto Rico	4.4%
Washington DC	3.3%
National Issue	2.4%
New York	2.0%
Guam	2.0%
Illinois	1.6%
Tennessee	1.3%
Virgin Islands	1.2%
Ohio	0.9%
Michigan	0.9%
California	0.7%
Kentucky	0.6%
Pennsylvania	0.6%
Colorado	0.5%
Texas	0.5%
New Jersey	0.5%
Wisconsin	0.5%
Louisiana	0.3%
Washington	0.3%
New Hampshire	0.3%
Massachusetts	0.2%
Indiana	0.1%

8

QUARTERLY REPORT

June 30, 2016

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.4%
Airport Revenue - 1.2%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$182,330
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	126,982
New York, NY, Transportation Development Corporation Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 1/01/2051	745,000	797,105
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	85,108
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	70,280
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	63,884
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	98,386

		$1,424,075
General Obligations - General Purpose - 3.9%
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	$35,000	$41,846
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	250,000	265,750
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	45,000	54,176
State of West Virginia, 4%, 6/01/2022	2,000,000	2,224,880
State of West Virginia, 4%, 6/01/2023	2,000,000	2,217,220

		$4,803,872
General Obligations - Schools - 8.4%
Hancock County, WV, Board of Education, 5%, 5/01/2019	$1,130,000	$1,259,329
Hancock County, WV, Board of Education, 4.5%, 5/01/2032	1,405,000	1,586,877
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,000,000	1,211,250
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,413,320
Putnam County, WV, Board of Education, 4%, 5/01/2020	2,500,000	2,794,925
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,095,330

		$10,361,031
Healthcare Revenue - Hospitals - 17.1%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$725,000	$837,390
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028	450,000	516,794
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	420,000	499,594
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 6/01/2025	340,000	394,390
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	410,000	477,962
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	290,000	339,193
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	725,000	731,511
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), “E-1”, 5.125%, 7/01/2038	675,000	734,582
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	855,000	982,053
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,325,225
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	1,000,000	1,217,520
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/2027	750,000	862,343
West Virginia Hospital Finance Authority Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/2034	1,000,000	1,132,890
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,199,460
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	2,000,000	2,419,580
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	500,000	530,850
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,162,640
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,187,030
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “A”, 4%, 6/01/2035	1,500,000	1,659,045
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “A”, 5.5%, 6/01/2044	1,460,000	1,751,066
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System), “E”, 5.625%, 6/01/2035	1,000,000	1,118,330

		$21,079,448

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 13.6%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$605,000	$696,730
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	140,000	159,272
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	215,000	242,413
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	671,373
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	653,591
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/2018	3,470,000	3,703,045
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/2040	2,475,000	2,821,104
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/2026	1,000,000	1,086,840
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/2028	750,000	815,130
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,149,140
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2031	1,890,000	2,358,550
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/2039	2,200,000	2,452,076

		$16,809,264
Sales & Excise Tax Revenue - 2.3%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$335,000	$385,434
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	897,519
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	1,000,000	1,376,220
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	330,000	230,627

		$2,889,800
Single Family Housing - State - 1.0%
West Virginia Housing Development Fund, “A”, 2.95%, 11/01/2021	$300,000	$322,683
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	830,000	884,896

		$1,207,579
State & Local Agencies - 8.9%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	$545,000	$612,340
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 7/01/2018	810,000	864,400
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,003,720
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,179,030
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,357,000
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	645,000	647,703
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,360,217
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,399
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 7/01/2020	2,000,000	2,087,860

		$10,908,669
Tax - Other - 3.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024	$160,000	$182,235
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029	55,000	62,897
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	890,000	887,027
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	430,000	453,616
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 10/01/2029	360,000	402,055
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2024	415,000	480,993
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2029	415,000	471,037
Virgin Islands Public Finance Authority Rev., “A”, 5%, 10/01/2034	420,000	468,943
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2029	110,000	118,965
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 10/01/2039	120,000	128,303
Virgin Islands Public Finance Authority Rev., “B”, 5%, 10/01/2025	110,000	120,012

		$3,776,083
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$455,642
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/2034	300,000	305,685

		$761,327

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 0.8%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$620,000	$747,683
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	190,000	186,485

		$934,168
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$197,360
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	150,236

		$347,596
Transportation - Special Tax - 1.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$586,069
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	105,000	106,902
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	530,000	528,013
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	750,000	788,468

		$2,009,452
Universities - Colleges - 18.7%
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/2045	$155,000	$238,088
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2021	380,000	438,904
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2022	400,000	469,908
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2023	420,000	490,220
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2024	440,000	519,666
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2024	765,000	949,434
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2025	805,000	1,014,944
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2026	840,000	1,048,874
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	4,035,000	4,646,222
Marshall University, WV, University Rev., 5%, 5/01/2030	2,000,000	2,271,460
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,157,270
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	555,000	814,857
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	25,000	24,866
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,275,563
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	107,468
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 6/01/2035	1,675,000	1,680,662
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/2020	1,700,000	1,986,195
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,839,063

		$22,973,664
Utilities - Investor Owned - 0.7%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$470,000	$547,837
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 10/15/2037	300,000	312,558

		$860,395
Utilities - Municipal Owned - 1.4%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$325,000	$370,607
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2024	605,000	734,645
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	435,000	530,852
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	125,000	129,845

		$1,765,949
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$615,000	$936,141
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	480,000	536,611

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$245,000	$288,794
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	148,625
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	336,496
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	70,000	79,973

		$2,326,640
Water & Sewer Utility Revenue - 12.9%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,000,000	$1,202,820
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 3/01/2047	1,000,000	1,029,390
Berkeley County, WV, Public Service Sewer District, “C”, BAM, 4.5%, 10/01/2032	1,500,000	1,737,690
Dallas, TX, Waterworks & Sewer System Rev., “A”, 5%, 10/01/2036	335,000	422,623
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/2022	200,000	232,116
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	48,134
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	515,000	583,922
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	215,206
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	23,702
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	23,401
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-7”, NATL, 5%, 7/01/2032	35,000	41,478
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2035	20,000	23,574
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-1”, AGM, 5%, 7/01/2037	50,000	58,620
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “D-6”, NATL, 5%, 7/01/2036	40,000	46,801
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	101,977
Parkersburg, WV, Waterworks & Sewerage System, “A”, BAM, 4%, 8/01/2022	500,000	560,360
Parkersburg, WV, Waterworks & Sewerage System, “A”, BAM, 4%, 8/01/2023	625,000	697,769
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/2044	2,000,000	2,007,080
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/2024	2,140,000	2,148,688
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,521,640
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,171,090

		$15,898,081
Total Municipal Bonds		$121,137,093

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	777,586	$777,586
Total Investments		$121,914,679

Other Assets, Less Liabilities - 1.0%		1,263,793
Net Assets - 100.0%		$123,178,472

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$121,137,093	$—	$121,137,093
Mutual Funds	777,586	—	—	777,586
Total Investments	$777,586	$121,137,093	$—	$121,914,679

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$111,213,354
Gross unrealized appreciation	10,710,704
Gross unrealized depreciation	(9,379)
Net unrealized appreciation (depreciation)	$10,701,325

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	352,850	4,568,182	(4,143,446)	777,586

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$481	$777,586

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets as of June 30, 2016, are as follows:

West Virginia	75.6%
Puerto Rico	4.3%
Guam	3.6%
New York	2.4%
U.S. Virgin Islands	1.8%
Massachusetts	1.8%
Michigan	1.7%
Kentucky	1.6%
Illinois	1.5%
Florida	1.3%
Tennessee	1.1%
California	1.0%
Texas	0.9%
Washington	0.5%
Indiana	0.3%
New Jersey	0.2%
Mississippi	0.1%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2016

*	Print name and title of each signing officer under his or her signature.